Vanguard® Short-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.1%)
Alabama (1.2%)
[1]	Alabama Federal Aid Highway Finance Authority GAN TOB VRDO	0.120%	2/4/21	8,000	8,000
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	70	75
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	27,685	32,671
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	5,165	5,317
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	250	276
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	500	594
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/21	1,000	1,039
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,446
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	9/1/25	2,985	3,464
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/21	540	553
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/22	330	350
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/23	700	754
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	595	661
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	655	760
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	961
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	7/1/26	7,675	9,084
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	3/1/21	47,650	48,080
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	4/1/22	26,675	27,998
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	9/1/23	24,470	26,801
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	0.996%	9/1/23	10,500	10,523
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.620%	0.660%	9/1/23	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/21	280	286
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	190	202
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	249
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	240	274
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	253
	Huntsville AL GO	5.000%	5/1/22	1,170	1,241
	Jacksonville State University College & University Revenue	4.000%	12/1/25	385	442
[2]	Jasper AL GO, Prere.	5.000%	3/1/24	4,500	5,166
	Jefferson County AL GO	5.000%	4/1/21	2,000	2,016
	Jefferson County AL GO	5.000%	4/1/22	3,500	3,694
	Jefferson County AL GO	5.000%	4/1/23	1,375	1,510
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/21	1,625	1,673
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	673
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/23	500	550
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,000	1,133
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	9/1/25	14,415	16,705
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	900
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	11/1/33	825	873
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/21	3,000	3,023
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/22	5,000	5,270
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/23	10,395	11,429
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	1/1/24	3,275	3,619
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/21	1,250	1,265
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,284
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,300	2,492
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	3/1/24	9,100	10,114
[2]	Troy University College & University Revenue	4.000%	11/1/22	2,000	2,125
[2]	Troy University College & University Revenue	5.000%	11/1/24	500	582
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	460	472
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	500	535
					260,467
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/4/21	5,195	5,195
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/4/21	19,175	19,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,775	1,871
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,097
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,280
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	2,200
	Anchorage AK GO	5.000%	9/1/22	1,500	1,616
	Anchorage AK GO	5.000%	9/1/22	1,000	1,077
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,500	1,597
	North Slope Borough AK GO	5.000%	6/30/21	625	637
	North Slope Borough AK GO	5.000%	6/30/22	950	969
					36,714
Arizona (1.2%)
	Arizona COP	5.000%	10/1/21	8,000	8,262
	Arizona COP	5.000%	10/1/22	9,000	9,735
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	515	550
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	5,755	6,425
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/21	1,685	1,719
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	125	134
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,750	1,910
[3]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	15,030	15,030
[3]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/1/21	18,905	18,905
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/23	1,125	1,240
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/23	1,750	1,968
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,515	1,737
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/24	2,330	2,722
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,957
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,500	1,817
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,930	1,990
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	2,015
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	2,034
	Arizona Lottery Revenue	5.000%	7/1/21	3,530	3,602
	Arizona Lottery Revenue	5.000%	7/1/22	7,500	8,020
	Arizona Lottery Revenue	5.000%	7/1/23	2,500	2,790
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	2,365	2,555
	Chandler AZ Sales Tax Revenue	5.000%	7/1/23	1,440	1,607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,286
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	265	296
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	133
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	110	132
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	124
[1,3]	Maricopa County AZ Industrial Development Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	2/4/21	5,730	5,730
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	550	639
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	500	603
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	940	964
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,000	1,069
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	600	669
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	11,000	11,846
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	1,505	1,761
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.420%	4/18/22	12,950	12,926
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.57%	0.610%	10/18/23	2,365	2,354
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	0.840%	9/1/23	4,500	4,484
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/22	2,500	2,673
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/22	500	535
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/23	200	223
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/25	550	665
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/21	150	153
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/22	110	118
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	110	123
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	100	116
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	70	84
	Mesa AZ GO	5.000%	7/1/24	495	575
	Phoenix AZ GO	4.000%	7/1/24	2,025	2,133
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	11,870	12,111
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	11,565	11,799
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	30	35
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/21	3,000	3,061
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/21	315	317
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	650	663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	250	278
	Pima County Regional Transportation Authority Sales Tax Revenue, Prere.	5.000%	6/1/21	4,215	4,282
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,069
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	305	343
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	265	311
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,375	2,525
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/23	8,990	9,352
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	5,145	5,709
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	4,720	5,453
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	2,415	2,898
[5]	Scottsdale IDA Health, Hospital, Nursing Home Revenue	0.090%	9/1/45	10,800	10,800
[1]	Tempe IDA Health, Hospital, Nursing Home Revenue (Mirabella at ASU Project)	4.000%	10/1/23	15,935	15,938
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	250	255
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	775	826
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	675	750
[6]	Yavapai County IDA Revenue	4.000%	10/1/22	2,045	2,120
[6]	Yavapai County IDA Revenue	4.000%	10/1/23	2,175	2,322
[6]	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,322
[6]	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,392
[6]	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,521
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/23	1,880	2,074
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,344
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	714
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,438
					259,160
Arkansas (0.0%)
[4]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.590%	3/1/22	700	698
	Arkansas GO	3.250%	6/15/22	100	101
	Pulaski County Special School District GO	2.000%	2/1/23	3,040	3,138
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,621
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,545
	Rogers School District No. 30 GO	5.000%	2/1/21	1,500	1,500
					8,603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California (6.5%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,835	2,044
	Bay Area Toll Authority Highway Revenue PUT	2.000%	3/1/21	14,385	14,406
	Bay Area Toll Authority Highway Revenue PUT	2.100%	10/1/21	12,165	12,323
	Bay Area Toll Authority Highway Revenue PUT	2.250%	10/1/21	15,475	15,692
	Bay Area Toll Authority Highway Revenue PUT	2.000%	10/1/23	675	702
	Bay Area Toll Authority Highway Revenue PUT	2.125%	10/1/24	1,175	1,242
[4]	Bay Area Toll Authority Highway Revenue PUT, 70% of 3M USD LIBOR + 0.550%	0.716%	3/1/21	24,240	24,246
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.740%	3/1/21	2,575	2,576
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.940%	11/1/22	6,655	6,709
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.940%	11/1/22	4,690	4,728
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.940%	11/1/22	14,625	14,744
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.140%	10/1/23	7,450	7,569
[3]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	2/4/21	7,640	7,640
	Cairn High Grade I LLC	0.120%	4/7/21	15,082	15,082
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	650	690
	California Department of Water Resources Water Revenue	0.090%	2/11/21	8,761	8,761
[4]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.410%	6/1/22	32,200	32,281
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/21	375	377
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/22	1,000	1,045
	California Educational Facilities Authority College & University Revenue VRDO	0.020%	2/4/21	17,115	17,115
	California GO	0.130%	2/3/21	11,750	11,750
	California GO	0.090%	3/17/21	12,000	12,000
	California GO	0.090%	3/17/21	8,000	8,000
	California GO	5.000%	11/1/21	43,230	44,818
	California GO	5.000%	11/1/21	14,180	14,701
	California GO	5.000%	3/1/22	15,070	15,869
	California GO	5.000%	4/1/22	14,500	15,328
	California GO	5.000%	4/1/22	1,465	1,549
	California GO	5.000%	9/1/22	150	162
	California GO	5.000%	9/1/22	150	162
	California GO	5.000%	9/1/22	1,790	1,928
	California GO	5.250%	9/1/22	335	362
	California GO	5.000%	10/1/22	5,050	5,461
	California GO	5.000%	3/1/23	3,205	3,529
	California GO	5.000%	8/1/23	2,590	2,904
	California GO	5.000%	10/1/23	4,125	4,658
	California GO	5.000%	11/1/23	145	164
	California GO	5.000%	12/1/23	275	313
	California GO	5.000%	2/1/24	305	335
	California GO	5.000%	8/1/24	20	23
	California GO	5.000%	8/1/24	20	23
	California GO	5.000%	9/1/24	90	106
	California GO	5.000%	10/1/24	750	882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/24	175	206
	California GO	4.000%	11/1/24	16,780	19,176
	California GO	5.000%	11/1/24	20	23
	California GO	5.000%	11/1/24	5,000	5,900
	California GO	5.000%	2/1/25	15	16
	California GO	4.000%	3/1/25	40	46
	California GO	5.000%	10/1/25	35	43
	California GO	5.000%	11/1/25	2,875	3,523
	California GO	4.000%	3/1/26	150	178
	California GO	5.000%	8/1/26	230	289
	California GO	5.000%	8/1/26	4,785	6,012
	California GO	5.000%	8/1/26	245	308
	California GO	4.000%	9/1/26	120	145
	California GO	5.000%	9/1/26	120	151
	California GO	5.000%	10/1/26	135	170
	California GO	5.000%	10/1/26	300	372
	California GO	5.000%	10/1/26	100	126
	California GO	5.000%	11/1/26	250	317
	California GO PUT	4.000%	6/1/21	8,825	8,936
[4]	California GO PUT, 70% of 1M USD LIBOR + 0.760%	0.861%	6/1/21	17,575	17,602
[4]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.420%	12/1/21	69,065	69,055
[4]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.470%	12/1/22	2,000	2,000
[1,3]	California GO TOB VRDO	0.060%	2/4/21	1,875	1,875
[3]	California GO VRDO	0.010%	2/1/21	8,300	8,300
[3]	California GO VRDO	0.010%	2/1/21	3,900	3,900
	California Health Facilities Financing Authority	0.240%	2/4/21	13,405	13,405
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,000	1,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	200	215
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	8,025	8,667
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	50	54
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	205	222
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	440	477
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	9/1/23	8,465	8,980
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	515	586
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	8,440	10,248
[1,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	2/4/21	34,500	34,500
[1,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	2/4/21	4,000	4,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/4/21	2,700	2,700
[1,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/4/21	9,715	9,715
[1,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/4/21	3,100	3,100
[1,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/4/21	12,610	12,610
[1,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/4/21	2,305	2,305
[1,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	2/4/21	8,000	8,000
[1,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.240%	2/4/21	68,600	68,600
	California Housing Finance Local or Guaranteed Housing Revenue PUT	1.450%	1/1/22	5,000	5,045
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	200	216
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	635
[4]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.469%	2/18/21	15,275	15,274
[4]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.469%	2/18/21	375	375
[4]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.740%	6/1/25	1,000	1,000
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	250	256
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	250	265
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,000	1,000
[1]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.250%	2/1/21	20,655	20,655
[1,3]	California State Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.060%	2/4/21	4,600	4,600
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/22	10,000	10,136
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	5,000	5,293
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	6,500	7,169
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	7,750	8,882
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,839
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/21	200	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/22	800	842
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	125	136
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/23	600	660
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/24	1,000	1,148
	California State University College & University Revenue PUT	4.000%	5/1/21	145	146
	California State University College & University Revenue PUT	4.000%	5/1/23	160	173
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	500	519
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.100%	7/1/40	20,300	20,300
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.130%	7/1/40	35,800	35,800
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.100%	7/1/41	1,150	1,150
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	11,715
[1,3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	2/4/21	9,560	9,560
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	2,160	2,168
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	1,805	1,811
[1,3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	17,875	17,875
[1,3]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	0.620%	2/4/21	2,500	2,500
	Contra Costa County Schools Pooled Notes Lease Revenue	2.000%	12/1/21	2,250	2,280
[4]	Contra Costa Transportation Authority Sales Tax Revenue PUT, 70% of 1M USD LIBOR + 0.250%	0.351%	2/18/21	3,355	3,355
	East Bay Municipal Utility District Water System Water Revenue VRDO	0.030%	2/3/21	5,600	5,600
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/24	350	408
[4]	Eastern Municipal Water District Water Revenue PUT, 70% of 1M USD LIBOR + 0.300%	0.401%	4/1/21	3,950	3,950
[4]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.290%	4/1/21	1,225	1,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	36,200	42,413
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/21	1,250	1,259
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,745	2,790
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	7,165	7,627
[1,3]	Long Beach CA Unified School District GO TOB VRDO	0.060%	2/4/21	9,620	9,620
[1,3]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	33,540	33,540
	Los Angeles CA Unified School District GO	4.000%	7/1/22	8,400	8,862
	Los Angeles CA Unified School District GO	5.000%	10/1/22	970	1,045
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,000	6,697
[2]	Los Angeles CA Unified School District GO	5.000%	10/1/23	1,000	1,122
	Los Angeles CA Unified School District GO	5.000%	7/1/24	27,530	32,018
[2]	Los Angeles CA Unified School District GO	5.000%	10/1/24	875	1,019
	Los Angeles CA Unified School District GO	5.000%	7/1/25	14,100	17,047
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	550	612
[1,3]	Los Angeles County CA Public Works Financing Authority Lease (Abatement) Revenue TOB VRDO	0.070%	2/4/21	3,665	3,665
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	2/1/21	5,900	5,900
	Los Angeles Department of Water Revenue VRDO	0.010%	2/1/21	13,100	13,100
	Los Angeles Department of Water Water Revenue VRDO	0.010%	2/1/21	19,500	19,500
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	295	330
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.290%	3/23/21	1,000	1,000
	Milpitas Unified School District GO, Prere.	5.000%	8/1/22	150	161
[1,3]	Montebello CA Unified School District GO TOB VRDO	0.070%	2/4/21	4,800	4,800
	Mountain View-Whisman School District GO	3.000%	9/1/21	500	509
	Mountain View-Whisman School District GO	4.000%	9/1/22	1,000	1,062
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	33,200	37,105
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.430%	2/1/21	10,000	10,000
[1,3]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.070%	2/4/21	10,000	10,000
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	135	157
[1,3]	Palomar CA Community College District GO TOB VRDO	0.070%	2/4/21	6,400	6,400
[5]	Palomar Health COP	0.520%	11/1/36	7,475	7,475
[5]	Palomar Health COP	0.530%	11/1/36	10,300	10,300
[5]	Palomar Health COP	0.530%	11/1/36	16,850	16,850
	Palomar Health GO	5.000%	8/1/21	500	511
[3]	Pasadena CA COP VRDO	0.020%	2/4/21	9,155	9,155
	Peralta Community College District GO	5.000%	8/1/23	1,030	1,153
	Peralta Community College District GO	5.000%	8/1/25	500	605
[1,3]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO, Prere.	0.060%	2/4/21	20,850	20,850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Riverside CA Electric Power & Light Revenue VRDO	0.030%	2/3/21	12,200	12,200
[1,2,3]	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	0.090%	2/4/21	5,000	5,000
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	335	367
	Sacramento County CA COP	5.000%	10/1/21	1,095	1,128
	Sacramento County CA COP	5.000%	10/1/22	825	887
	Sacramento County CA COP	5.000%	10/1/23	900	1,007
[5]	Sacramento County CA COP	5.000%	10/1/24	1,420	1,649
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	4/20/23	455	502
	Salinas CA Sanitary Sewer System Sewer Revenue, Prere.	4.125%	8/1/22	125	133
[5]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	120	134
	San Buenaventura Public Facilities Financing Authority Water Revenue, Prere.	5.000%	7/1/22	330	353
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	11,250	12,216
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	500	557
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,000	2,230
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,160
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	5,000	5,800
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	845	1,017
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,611
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/21	300	307
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/23	300	336
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/24	1,350	1,577
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	10	11
	San Francisco CA City & County GO	5.000%	6/15/22	1,375	1,467
	San Francisco CA City & County GO	5.000%	6/15/24	2,500	2,905
	San Francisco CA City & County GO	2.000%	6/15/26	3,860	4,192
[1,3]	San Francisco CA City & County Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	4,500	4,500
[1,3]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.620%	2/4/21	10,000	10,000
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,365	5,143
	San Francisco CA Public Utilities Commission Water Water Revenue, Prere.	5.000%	11/1/24	925	1,090
[3]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.040%	2/3/21	2,600	2,600
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	4/1/23	3,210	3,335
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	5.000%	5/1/22	700	705
[2]	San Leandro Unified School District GO	4.000%	8/1/23	500	546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Leandro Unified School District GO	4.000%	8/1/24	200	226
[2]	San Leandro Unified School District GO	4.000%	8/1/25	135	157
[3]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	0.010%	2/1/21	8,600	8,600
	Soledad Unified School District Ad Valorem Property Tax Revenue BAN	0.000%	8/1/21	2,100	2,095
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,600	1,711
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,500	2,792
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	17,850	20,339
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	1/1/25	20,050	20,119
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/22	1,400	1,507
	Tulare CA Sewer Revenue	4.000%	11/15/21	110	113
	Tulare CA Sewer Revenue	4.000%	11/15/22	645	686
	Tulare CA Sewer Revenue	4.000%	11/15/23	670	736
[5]	Tulare CA Sewer Revenue	5.000%	11/15/24	705	823
[5]	Tulare CA Sewer Revenue	5.000%	11/15/25	740	895
	United Water Conservation District COP	5.000%	10/1/22	600	648
	United Water Conservation District COP	5.000%	10/1/23	805	906
	United Water Conservation District COP	5.000%	10/1/24	845	989
	University of California College & University Revenue	5.000%	5/15/23	125	138
	University of California College & University Revenue	4.000%	5/15/24	225	253
	University of California College & University Revenue PUT	5.000%	5/15/23	1,950	2,166
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	4,000	4,000
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/21	3,765	3,848
	West Sonoma County Union High School District GO	4.000%	8/1/21	130	133
	West Sonoma County Union High School District GO	4.000%	8/1/22	200	212
	West Sonoma County Union High School District GO	4.000%	8/1/23	135	148
					1,388,378
Colorado (1.2%)
[5]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/25	100	115
	Colorado COP	5.000%	12/15/23	2,750	3,122
	Colorado COP	5.000%	12/15/25	3,875	4,744
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/22	300	322
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/23	685	764
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	830
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	100	103
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	108
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,315	1,420
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	615	640
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,000	1,088
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	85	95
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,425	1,607
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,680	1,905
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	116
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,171
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	349
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	100	120
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	11/15/22	3,140	3,273
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	2,855	3,236
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	500	610
[1,3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	2/4/21	6,750	6,750
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/21	1,000	1,016
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	720	766
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/21	750	750
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	6/1/23	1,490	1,678
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue (Multi-Family Project)	1.350%	2/1/22	4,900	4,922
[1,3]	Colorado Regional Transportation District COP TOB VRDO	0.140%	2/4/21	18,255	18,255
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.040%	2/4/21	2,000	2,000
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/22	2,000	2,174
	Dawson Ridge Metropolitan District No. 1 GO, ETM	0.000%	10/1/22	6,000	5,981
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,121
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	375	423
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,220	2,510
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	4,360	4,930
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,485	1,745
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	8,750	9,484
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/21	250	258
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/23	225	248
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	84
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	11,957
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	262
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	181
[4]	E-470 Public Highway Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 0.420%	0.502%	2/18/21	3,125	3,125
[4]	E-470 Public Highway Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 1.050%	1.132%	3/1/21	4,000	4,002
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/22	300	324
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	500
[5]	Interlocken Metropolitan District GO	5.000%	12/1/21	400	416
[5]	Interlocken Metropolitan District GO	5.000%	12/1/22	675	733
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23	795	883
	Metro Wastewater Reclamation District Sewer Revenue	5.000%	4/1/22	13,910	14,703
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,350	14,608
	Regional Transportation District COP	5.000%	6/1/24	2,790	3,084
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,106
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/23	100	106
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/24	350	403
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	469
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	390
	Southlands Metropolitan District No. 1 GO	3.000%	12/1/22	164	167
	University of Colorado College & University Revenue	5.000%	6/1/22	175	186
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	15,400	16,320
	University of Colorado College & University Revenue, ETM	5.000%	6/1/22	545	580
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/21	16,405	16,838
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/24	15,000	17,260
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/3/21	48,405	48,405
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/3/21	11,725	11,725
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/21	100	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/22	165	178
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/23	115	129
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	231
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/25	125	149
	Weld County School District No. Re-5J GO	5.000%	12/1/23	485	551
	Weld County School District No. Re-5J GO	5.000%	12/1/24	700	828
					265,055
Connecticut (2.5%)
	Connecticut GO	5.000%	4/15/21	6,000	6,059
	Connecticut GO	3.000%	6/1/21	525	530
	Connecticut GO	5.000%	6/15/21	2,780	2,830
	Connecticut GO	3.000%	1/15/22	2,750	2,825
	Connecticut GO	5.000%	2/15/22	7,000	7,352
	Connecticut GO	5.000%	4/15/22	500	529
	Connecticut GO	5.000%	4/15/22	3,750	3,969
	Connecticut GO	5.000%	5/15/22	1,500	1,521
	Connecticut GO	5.000%	5/15/22	925	983
	Connecticut GO	3.000%	6/1/22	550	571
	Connecticut GO	5.000%	6/15/22	4,675	4,985
	Connecticut GO	5.000%	10/1/22	1,425	1,431
	Connecticut GO	5.000%	10/15/22	6,295	6,814
	Connecticut GO	5.000%	11/1/22	500	518
	Connecticut GO	5.000%	12/15/22	395	431
	Connecticut GO	3.000%	1/15/23	3,500	3,689
	Connecticut GO	5.000%	1/15/23	2,000	2,186
	Connecticut GO	5.000%	1/15/23	4,445	4,859
	Connecticut GO	5.000%	4/15/23	3,375	3,568
	Connecticut GO	5.000%	4/15/23	2,405	2,655
	Connecticut GO	5.000%	4/15/23	3,510	3,875
	Connecticut GO	3.000%	6/1/23	400	425
	Connecticut GO	4.000%	6/1/23	210	228
	Connecticut GO	5.000%	6/15/23	1,105	1,228
	Connecticut GO	5.000%	9/15/23	1,460	1,640
	Connecticut GO	5.000%	10/15/23	3,665	4,131
	Connecticut GO	5.000%	10/15/23	520	562
	Connecticut GO	5.000%	11/1/23	360	373
	Connecticut GO	5.000%	11/15/23	1,020	1,154
	Connecticut GO	3.000%	1/15/24	2,750	2,968
	Connecticut GO	4.000%	1/15/24	2,250	2,495
	Connecticut GO	5.000%	1/15/24	12,950	14,738
	Connecticut GO	5.000%	4/15/24	400	460
	Connecticut GO	5.000%	5/15/24	75	86
	Connecticut GO	3.000%	6/1/24	535	583
	Connecticut GO	4.000%	6/1/24	275	309
	Connecticut GO	5.000%	6/1/24	6,215	6,605
	Connecticut GO	5.000%	10/15/24	3,305	3,723
	Connecticut GO	3.000%	1/15/25	7,000	7,718
	Connecticut GO	4.000%	1/15/25	2,090	2,386
	Connecticut GO	5.000%	4/15/25	1,505	1,795
	Connecticut GO	4.000%	5/15/25	3,800	4,382
	Connecticut GO	4.000%	6/1/25	550	635
	Connecticut GO	5.000%	11/1/25	2,050	2,122
[4]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.950%	0.990%	3/1/24	85	86
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	3/1/21	2,000	2,002
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.600%	3/1/21	7,070	7,083

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.375%	5/15/21	10,170	10,175
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.500%	5/15/21	18,005	18,010
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.030%	2/4/21	10,975	10,975
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	2/4/21	10,000	10,000
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	2/4/21	3,945	3,945
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	2/4/21	31,605	31,605
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	2/4/21	25,395	25,395
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	575	609
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/22	3,605	3,892
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	835	923
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	410	458
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/23	11,245	12,608
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	720	785
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	515	593
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	597
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,970	2,294
Connecticut State Health & Educational Facilities Authority College & Univerisity Revenue PUT	0.250%	7/1/37	5,000	4,998
Connecticut State Health & Educational Facilities Authority College & Univerisity Revenue PUT	1.000%	7/1/49	1,000	1,000
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	1,380	1,398
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	165	167
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/21	1,325	1,371
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	799
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	380	394
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	415	450
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	418
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.800%	2/9/21	23,645	23,653
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.800%	2/9/21	16,990	16,996
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.050%	7/12/21	61,650	62,204
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	10,050	10,242
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	735	749
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,275	1,299
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	24,675	25,138
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	25,325	25,801
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	13,885	14,852
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	4,600	4,919
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	3,420	3,748
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	13,130	13,346
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,290	2,329
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	3,085
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,079
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,010	2,211
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,665	3,038
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	650	658
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	1/1/24	13,750	14,344
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	9,400	9,400
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	125	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	139
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	144
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	149
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	135	140
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	175	181
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	120	130
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	276
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	255	287
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	281
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	160	186
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	291
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	192
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	210
	Metropolitan District GO	5.000%	7/15/21	1,310	1,338
	Metropolitan District GO	5.000%	7/15/22	1,000	1,067
	Metropolitan District GO	5.000%	7/15/22	2,500	2,668
	Metropolitan District GO	5.000%	7/15/23	525	582
	Metropolitan District GO	5.000%	7/15/23	1,000	1,109
	Metropolitan District GO	5.000%	7/15/23	1,045	1,159
[5]	New Haven CT GO, ETM	5.000%	8/15/21	1,000	1,026
	University of Connecticut College & University Revenue	5.000%	2/15/24	75	85
	University of Connecticut College & University Revenue	5.000%	8/15/24	200	223
	University of Connecticut College & University Revenue	5.000%	11/1/24	200	234
	University of Connecticut College & University Revenue	5.000%	2/15/25	375	444
	University of Connecticut College & University Revenue	5.000%	2/15/25	520	615
					528,782
Delaware (0.2%)
	Delaware GO	5.000%	2/1/21	1,560	1,560
	Delaware GO	5.000%	3/1/21	1,585	1,591
	Delaware GO	5.000%	8/1/24	2,740	3,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	6,120	6,246
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,486
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,861
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/24	1,180	1,377
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	13,005	13,906
	New Castle County DE GO	5.000%	4/1/21	2,355	2,374
	New Castle County DE GO	5.000%	4/1/22	1,845	1,950
	New Castle County DE GO	5.000%	10/1/22	5,520	5,970
	University of Delaware College & University Revenue	5.000%	11/1/21	800	829
	University of Delaware College & University Revenue	5.000%	11/1/22	1,110	1,203
	University of Delaware College & University Revenue	5.000%	11/1/23	1,065	1,207
	University of Delaware College & University Revenue	5.000%	11/1/24	1,115	1,315
					48,948
District of Columbia (0.5%)
	District of Columbia GO	5.000%	6/1/21	825	839
[3]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	7,170	7,170
[3]	District of Columbia Miscellaneous Revenue VRDO	0.050%	2/4/21	57,285	57,285
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	7/1/24	3,600	3,769
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	150	169
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	250	282
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/21	630	650
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,445	3,707
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	820	927
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,641
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,259
[3]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.010%	2/1/21	7,865	7,865
[3]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.040%	2/4/21	18,510	18,510
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/21	2,500	2,558
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,325
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,207
					110,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida (2.1%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	380	394
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	378
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,065	1,168
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,410
	Atlantic Beach FL Health, Hospital, Nursing Home Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,921
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/21	450	464
	Broward County FL School District COP	5.000%	7/1/22	4,830	5,158
[5]	Cape Coral FL Water & Sewer	2.000%	9/1/21	1,095	1,104
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	400	451
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/22	655	707
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	456
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	380	445
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	873
	Florida Department of Management Services COP	5.000%	8/1/21	145	149
	Florida Department of Management Services COP	5.000%	11/1/21	6,995	7,252
	Florida Department of Management Services COP	5.000%	11/1/24	8,690	10,223
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/23	5,715	6,383
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	275	320
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	235
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	251
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/21	400	403
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/23	350	381
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	250
	Florida GO	5.000%	6/1/21	5,190	5,275
	Florida GO	5.000%	6/1/22	4,885	5,205
	Florida GO	5.000%	6/1/22	4,670	4,976
	Florida GO	5.000%	7/1/22	3,450	3,687
	Florida GO	5.000%	6/1/23	310	345
	Florida GO	5.000%	6/1/23	4,895	5,453
	Florida GO	5.000%	7/1/23	3,620	4,040
	Florida GO	5.000%	7/1/23	260	290
	Florida GO	5.000%	6/1/24	250	290
	Florida GO	5.000%	7/1/25	1,065	1,086
[5]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/21	375	385
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	600	647
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue	5.000%	2/1/22	275	287
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/22	250	265
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	750	845
	Florida Lottery Revenue	5.000%	7/1/21	21,010	21,439
	Florida Lottery Revenue	5.000%	7/1/24	1,015	1,183
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.010%	2/1/21	24,200	24,200
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.050%	2/3/21	24,345	24,345
[5]	Hernando County School District COP	5.000%	7/1/25	1,250	1,497
[2]	Herons Glen Recreation District	2.500%	5/1/22	225	230
[2]	Herons Glen Recreation District	2.500%	5/1/24	150	158
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	11,495	11,495
	Hillsborough County School Board COP	5.000%	7/1/21	1,500	1,530
[1,3]	Jacksonville FL Electric System Revenue TOB VRDO, SIFMA Municipal Swap Index Yield + 0.300%	0.350%	2/1/21	45,275	45,275
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	735	761
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	765	827
[1,3]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	17,500	17,500
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	185	200
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,775	1,915
[1,3]	Jacksonville FL Special Lease (Appropriation) Revenue TOB VRDO	0.100%	2/4/21	7,800	7,800
[1,3]	JEA Electric System Electric Power & Light Revenue TOB VRDO	0.100%	2/4/21	4,200	4,200
	JEA Electric System Revenue Electric Power & Light Revenue VRDO	0.060%	2/3/21	31,305	31,305
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,825	2,056
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,015	1,143
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/21	1,500	1,548
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,000	1,080
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/21	255	263
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/23	255	288
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	670	675
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,015	1,069
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	440	484
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	875	998
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	760	818
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	890	959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	1,049
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	1,031
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/22	1,115	1,159
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/23	1,170	1,270
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/21	340	346
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,430	1,521
	Miami-Dade County Expressway Authority Highway Revenue	4.000%	7/1/23	775	835
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	305	350
[2]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	339
	Miami-Dade County FL GO	5.000%	7/1/21	940	959
	Miami-Dade County FL GO	5.000%	7/1/23	3,045	3,402
[3,8]	Miami-Dade County FL Special Obligation Miscellaneous Revenue VRDO	0.040%	2/3/21	2,960	2,960
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/22	3,010	3,181
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/23	1,200	1,343
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	390	440
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	175	199
	Miami-Dade County School Board Ad Valorem Property Tax Revenue	3.000%	2/25/21	20,000	20,039
[3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue VRDO	0.040%	2/4/21	6,500	6,500
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,660	1,726
	Okeechobee County FL Resource Recovery Revenue PUT	1.550%	7/1/21	1,100	1,106
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/21	560	577
[1,3]	Orange County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/4/21	11,715	11,715
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	500	550
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	4,000	4,490
[5]	Orlando FL Tourist Development Tax Lease Revenue	4.000%	11/1/21	1,000	1,025
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,000	1,076
[5]	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/24	1,260	1,345
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/21	150	154
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	160	172
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	223
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	140	167
[5]	Palm Bay FL GO	5.000%	7/1/21	830	847
[5]	Palm Bay FL GO	5.000%	7/1/22	870	929
[5]	Palm Bay FL GO	5.000%	7/1/23	915	1,021
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	825	846
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	725	776
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	550	614
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	900	917
[4]	Pasco County School Board COP PUT, SIFMA Municipal Swap Index Yield + 0.750%	0.790%	8/4/21	7,615	7,634
	Pasco County School Board Sales Tax Revenue	5.000%	10/1/21	1,000	1,029
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/22	275	294
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	330	368
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	265	307
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	541
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,545	1,644
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	1,000	1,093
[1,3]	South Miami FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	2/4/21	3,230	3,230
[1,3]	South Miami FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	2/7/21	22,395	22,395
[1,3]	South Miami FL Health Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	2/4/21	34,925	34,925
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,250	1,281
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,075	1,151
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	490	569
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/22	1,625	1,640
[3]	Sunshine State Governmental Financing Commission Miscellaneous Revenue (Miami Dade County Program) VRDO	0.060%	2/4/21	18,930	18,930
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	1,650	1,855
	Tampa Bay Water Revenue	5.000%	10/1/22	1,330	1,373
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/22	200	212
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	355	393
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	175	201
					459,891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia (3.4%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/21	375	382
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/23	410	451
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	711
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	4,930	5,028
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,315	1,404
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	100	107
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,000	6,035
[1,3]	Atlanta GA Water & Wastewater Revenue TOB VRDO	0.070%	2/4/21	7,000	7,000
[1,3]	Atlanta GA Water Revenue TOB VRDO	0.070%	2/4/21	12,000	12,000
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/21	7,530	7,770
	Bartow County Development Authority Electric Power & Light Revenue (GA Power Co. Pilot Bowen Project) PUT	2.050%	11/19/21	2,050	2,078
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/4/21	2,610	2,610
[1,3]	Brookhaven GA Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	2/4/21	5,650	5,650
[1,3]	Brookhaven GA Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	2/4/21	7,500	7,500
	Burke County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,647
[3]	Burke County Development Authority Electric Power & Light Revenue VRDO	0.060%	2/3/21	13,445	13,445
[3]	Burke County Development Authority Industrial Electric Power & Light Revenue VRDO	0.060%	2/3/21	19,600	19,600
	Burke County Development Authority Industrial Revenue PUT	2.500%	5/3/21	28,470	28,625
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	415	513
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	1,165	1,174
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	955	963
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	525	553
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	200	211
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	550
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	818
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	250	286
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,216
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/21	505	509
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/22	1,245	1,326

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/23	960	1,068
Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/26	2,095	2,541
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/22	200	210
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	250	274
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	228
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	295
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	457
Douglas County GA GO	5.000%	4/1/21	1,500	1,512
Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/24	2,300	2,605
Forsyth County School District GO	5.000%	2/1/22	2,750	2,884
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	220	272
Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,660	1,773
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,839
Georgia GO	5.000%	2/1/21	29,110	29,110
Georgia GO	5.000%	2/1/21	25,000	25,000
Georgia GO	5.000%	7/1/21	2,945	3,005
Georgia GO	5.000%	7/1/21	700	714
Georgia GO	5.000%	7/1/21	4,770	4,867
Georgia GO	5.000%	7/1/21	6,870	7,010
Georgia GO	5.000%	7/1/21	47,720	48,692
Georgia GO	5.000%	9/1/21	8,395	8,635
Georgia GO	5.000%	10/1/21	7,020	7,249
Georgia GO	5.000%	1/1/22	16,110	16,832
Georgia GO	5.000%	2/1/22	1,660	1,741
Georgia GO	5.000%	7/1/22	15,135	16,183
Georgia GO	5.000%	7/1/22	12,385	13,242
Georgia GO	5.000%	7/1/22	19,135	20,459
Georgia GO	5.000%	1/1/23	3,450	3,772
Georgia GO	5.000%	7/1/23	14,395	16,089
Georgia GO	5.000%	9/1/23	275	296
Georgia GO	5.000%	1/1/24	5,000	5,465
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/22	375	391
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/22	2,250	2,347
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	550	599
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	3,000	3,269
Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/21	1,415	1,466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,115	1,206
[3]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	0.060%	2/3/21	77,320	77,320
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	2,500	2,607
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	545	568
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	1,230	1,283
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	490
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	1,845	2,008
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	940
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,015	1,150
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	1,092
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	495	581
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,305	1,583
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/22	595	621
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	720	784
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	790	895
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	600	705
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	615	746
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	3,285	3,720
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	180	195
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	282
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	428
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	499
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	2,560	2,670
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,175	1,360
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,500	2,894
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,445	1,737
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	2,750	3,303
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	850	939
	Henry County School District GO	5.000%	8/1/21	3,300	3,380
	Henry County School District GO	5.000%	8/1/22	5,250	5,632
	Henry County School District GO	5.000%	8/1/23	1,565	1,754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/21	350	353
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/21	790	801
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/21	300	308
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/22	200	209
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	500	530
[3]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	3/1/23	1,000	1,078
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	828
[3]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	5,040	5,482
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	558
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,146
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	900	1,042
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,832
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	3,000
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,875	2,315
[3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	6/1/23	36,560	39,876
[3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	9,050	9,943
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/24	11,295	12,788
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	6/1/26	14,355	16,891
[3,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	0.926%	9/1/23	14,000	14,052
[3,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.610%	9/1/23	17,080	17,119
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,647
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	565	592
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,040	1,146
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,260	1,430
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	466
[3]	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/4/21	18,550	18,550
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/23	1,460	1,643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,500	9,132
[4]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.460%	2/16/22	43,500	43,491
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	365	428
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	900
					718,501
Guam (0.0%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/21	350	356
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	355	371
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,100	1,148
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/21	700	712
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/21	500	508
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	423
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	500	529
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	175	192
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,247
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/24	140	145
					5,631
Hawaii (0.6%)
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.490%	1/28/21	2,050	2,050
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.490%	2/8/21	3,985	3,985
	Hawaii GO	4.000%	5/1/21	8,090	8,169
	Hawaii GO	5.000%	4/1/22	5,500	5,814
	Hawaii GO	4.000%	5/1/22	915	960
	Hawaii GO	5.000%	12/1/22	5,515	5,739
	Hawaii GO	5.000%	10/1/23	2,015	2,273
	Hawaii GO	5.000%	11/1/23	2,285	2,479
	Hawaii GO	5.000%	12/1/23	1,485	1,544
	Hawaii GO, Prere.	5.000%	12/1/21	4,615	4,801
	Hawaii GO, Prere.	5.000%	12/1/21	4,730	4,920
	Hawaii GO, Prere.	5.000%	12/1/21	12,635	13,143
	Hawaii GO, Prere.	5.000%	8/1/23	1,280	1,433
[3]	Hawaii Housing Finance and Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/4/21	12,860	12,860
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	6/1/23	5,970	6,620
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	6/1/23	8,475	9,411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	6/1/23	9,220	10,224
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	6/1/23	8,475	9,398
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	6/1/23	6,970	7,729
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	6/1/23	3,725	4,131
	Honolulu HI City & County GO	4.000%	11/1/21	1,090	1,122
	Honolulu HI City & County GO	4.000%	9/1/22	2,095	2,224
	Honolulu HI City & County GO	5.000%	9/1/22	2,000	2,154
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	4.000%	7/1/22	3,410	3,595
					126,778
Idaho (0.0%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/21	2,145	2,153
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/22	2,700	2,831
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,093
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.220%	2/1/21	3,000	3,000
	University of Idaho College & University Revenue	5.000%	4/1/23	360	397
[2]	University of Idaho College & University Revenue	5.000%	4/1/24	160	184
					9,658
Illinois (5.1%)
[1,3]	BFO Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.240%	2/4/21	25,335	25,335
[5]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/22	500	520
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/22	200	199
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	190	187
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	420	470
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	234
[7]	Chicago Board of Education GO	0.000%	12/1/21	510	506
	Chicago Board of Education GO	5.000%	12/1/21	1,640	1,646
	Chicago Board of Education GO	5.000%	12/1/21	7,000	7,256
	Chicago Board of Education GO	5.000%	12/1/21	2,830	2,933
	Chicago Board of Education GO	5.000%	12/1/21	5,170	5,359
	Chicago Board of Education GO	5.000%	12/1/21	190	197
	Chicago Board of Education GO	5.000%	12/1/21	200	207
[7]	Chicago Board of Education GO	5.250%	12/1/21	2,000	2,078
[7]	Chicago Board of Education GO	0.000%	12/1/22	615	605
	Chicago Board of Education GO	5.000%	12/1/22	1,540	1,659
[5]	Chicago Board of Education GO	5.000%	12/1/22	500	540
	Chicago Board of Education GO	5.000%	12/1/22	5,915	6,373
	Chicago Board of Education GO	5.000%	12/1/22	785	846
	Chicago Board of Education GO	5.000%	12/1/22	250	269
[7]	Chicago Board of Education GO	0.000%	12/1/23	2,740	2,662
	Chicago Board of Education GO	5.000%	12/1/23	590	658

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Chicago Board of Education GO	5.000%	12/1/23	2,000	2,246
	Chicago Board of Education GO	5.000%	12/1/23	4,415	4,921
	Chicago Board of Education GO	5.000%	12/1/23	1,080	1,204
[7]	Chicago Board of Education GO	0.000%	12/1/24	830	795
[7]	Chicago Board of Education GO	0.000%	12/1/24	675	646
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,150
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,322
[7]	Chicago Board of Education GO	0.000%	12/1/25	100	94
[7]	Chicago Board of Education GO	0.000%	12/1/25	405	381
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/22	1,330	1,378
[1,3]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	0.190%	2/4/21	133,865	133,865
	Chicago IL GO	0.000%	1/1/22	1,550	1,525
	Chicago IL GO	5.000%	1/1/22	240	247
	Chicago IL GO	5.000%	1/1/22	200	206
	Chicago IL GO	5.000%	1/1/23	3,710	3,994
	Chicago IL GO	5.000%	1/1/23	250	269
	Chicago IL GO	5.000%	1/1/23	205	212
	Chicago IL GO	5.000%	1/1/24	1,150	1,277
	Chicago IL GO	5.000%	1/1/24	500	555
	Chicago IL GO	5.000%	1/1/24	60	67
	Chicago IL GO	5.000%	1/1/25	2,500	2,862
	Chicago IL GO, ETM	5.000%	1/1/22	475	496
	Chicago IL GO, ETM	5.000%	1/1/23	1,580	1,724
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	1,000	1,184
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	850	1,006
[1,3]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.190%	2/4/21	45,790	45,790
[1,3]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	0.190%	2/4/21	12,000	12,000
	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/22	175	180
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	885	920
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	1,450	1,508
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,010	2,174
[1,3,5]	Chicago IL Water Revenue TOB VRDO	0.220%	2/4/21	1,045	1,045
[1,3]	Chicago IL Water Revenue TOB VRDO	0.220%	2/4/21	1,245	1,245
	Chicago IL Waterworks Water Revenue	5.000%	11/1/21	1,325	1,370
	Chicago IL Waterworks Water Revenue	5.000%	11/1/21	770	795
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/21	230	238
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	100	109
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	110	120
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	805	913
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	120	136
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	255	289
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/24	1,000	1,134
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	500	609
	Chicago Park District GO	5.000%	1/1/23	790	817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Park District GO	5.000%	1/1/23	100	107
	Chicago Park District GO	5.000%	1/1/24	100	112
[2]	Chicago Park District GO	5.000%	1/1/25	200	232
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,355	1,376
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,845	1,873
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	3,125	3,311
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	2,525	2,675
[1,3]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	0.170%	2/4/21	20,000	20,000
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/22	3,125	3,390
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	4,308
[1,3]	Cook County IL Forest Preserve District GO TOB VRDO	0.190%	2/4/21	7,660	7,660
	Cook County IL GO	3.000%	11/15/21	665	680
	Cook County IL GO	5.000%	11/15/21	500	519
	Cook County IL GO	5.000%	11/15/22	285	310
	Cook County IL GO	5.000%	11/15/22	3,220	3,496
	Cook County IL GO	5.250%	11/15/22	10,000	10,020
	Cook County IL GO	5.000%	11/15/23	900	1,018
	Cook County IL GO	5.000%	11/15/24	1,025	1,203
	Cook County IL GO	5.000%	11/15/25	805	977
[1,3]	Cook County IL GO TOB VRDO	0.110%	2/4/21	7,500	7,500
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/21	2,575	2,657
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,865
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/23	935	1,022
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/24	935	1,064
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	5.000%	10/1/23	4,940	5,510
[3]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	0.050%	2/3/21	25,900	25,900
[1,3]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.070%	2/4/21	7,750	7,750
	Illinois Finance Authority College & University Revenue	5.000%	9/1/22	225	240
	Illinois Finance Authority College & University Revenue	5.000%	12/1/22	6,310	6,862
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,000	1,032
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	830	948
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,966
[6]	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,204
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	1,017
	Illinois Finance Authority College & University Revenue VRDO	0.040%	2/4/21	15,450	15,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	3,055	3,060
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	725	730
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	375	380
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/21	2,600	2,654
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,110	1,137
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	500	513
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	900	944
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	750	789
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	560	566
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	922
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,250	1,332
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	375	403
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,250	1,374
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	750	824
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	560
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	139
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	550	616
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,805
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	795	920
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	583
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,965
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	908
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	148
[1,3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Ascension Health Credit Group) TOB VRDO	0.070%	2/4/21	10,360	10,360
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	4/1/21	3,000	3,008
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	4/29/22	7,520	7,716
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,195	25,168
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/24	1,000	1,144
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, 70% of 1M USD LIBOR + 1.350%	1.451%	3/1/21	2,500	2,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.340%	1/28/21	5,705	5,705
[1,3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	2/4/21	8,760	8,760
[1,3,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	2/4/21	8,200	8,200
[1,3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	2/4/21	7,200	7,200
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	17,305	17,305
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	62,260	62,260
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	26,465	26,465
	Illinois Finance Authority Lease Revenue	5.000%	7/1/21	1,530	1,561
	Illinois Finance Authority Lease Revenue	5.000%	1/1/22	2,560	2,674
	Illinois Finance Authority Lease Revenue	5.000%	7/1/22	2,220	2,373
	Illinois Finance Authority Lease Revenue	5.000%	7/1/23	2,500	2,793
	Illinois GO	5.000%	2/1/21	5,040	5,040
	Illinois GO	5.000%	3/1/21	1,000	1,004
	Illinois GO	5.000%	4/1/21	3,390	3,415
	Illinois GO	4.875%	5/1/21	2,000	2,022
	Illinois GO	5.000%	6/1/21	5,000	5,073
	Illinois GO	5.000%	7/1/21	8,260	8,411
	Illinois GO	5.000%	8/1/21	2,475	2,529
	Illinois GO	5.000%	10/1/21	15,415	15,862
	Illinois GO	5.000%	10/1/21	3,215	3,308
	Illinois GO	5.000%	11/1/21	29,020	29,826
	Illinois GO	5.000%	1/1/22	210	211
	Illinois GO	5.000%	2/1/22	1,485	1,549
	Illinois GO	5.000%	4/1/22	1,650	1,732
	Illinois GO	5.000%	4/1/22	2,790	2,928
	Illinois GO	5.125%	5/1/22	1,750	1,845
	Illinois GO	5.250%	5/1/22	145	153
	Illinois GO	5.000%	7/1/22	4,495	4,762
	Illinois GO	5.000%	8/1/22	3,500	3,719
	Illinois GO	5.000%	10/1/22	17,810	19,043
	Illinois GO	5.000%	11/1/22	30,280	32,176
	Illinois GO	4.000%	2/1/23	1,695	1,800
	Illinois GO	5.000%	2/1/23	390	422
	Illinois GO	5.000%	4/1/23	125	136
	Illinois GO	5.000%	5/1/23	130	142
	Illinois GO	5.000%	5/1/23	1,000	1,091
	Illinois GO	5.250%	5/1/23	1,500	1,645
	Illinois GO	5.375%	5/1/23	4,100	4,509
	Illinois GO	5.000%	8/1/23	575	633
	Illinois GO	5.000%	10/1/23	50	55
	Illinois GO	5.000%	10/1/23	5,000	5,532
	Illinois GO	5.000%	11/1/23	22,345	24,485
	Illinois GO	5.000%	11/1/23	1,985	2,202
	Illinois GO	5.000%	12/1/23	100	111
	Illinois GO	4.000%	1/1/24	490	504
	Illinois GO	5.000%	1/1/24	160	161
	Illinois GO	4.000%	2/1/24	50	54
	Illinois GO	5.000%	2/1/24	780	872
	Illinois GO	5.000%	4/1/24	340	382
	Illinois GO	4.000%	5/1/24	125	137
	Illinois GO	5.000%	5/1/24	950	1,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.500%	5/1/24	2,875	3,282
	Illinois GO	5.000%	6/1/24	2,500	2,820
	Illinois GO	5.000%	8/1/24	10,240	10,851
	Illinois GO	5.000%	10/1/24	260	296
	Illinois GO	5.000%	11/1/24	4,900	5,520
	Illinois GO	4.000%	1/1/25	320	328
	Illinois GO	5.000%	2/1/25	3,750	4,309
	Illinois GO	5.000%	2/1/25	75	83
	Illinois GO	5.000%	5/1/25	2,500	2,890
	Illinois GO	5.500%	5/1/25	3,000	3,531
	Illinois GO	5.500%	7/1/25	125	138
	Illinois GO	4.000%	8/1/25	485	505
	Illinois GO	5.000%	8/1/25	5,250	5,556
	Illinois GO	5.000%	10/1/25	3,890	4,540
	Illinois GO	5.000%	11/1/25	7,500	8,663
	Illinois GO	5.000%	1/1/26	3,460	4,057
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.900%	10/1/21	3,000	3,033
[9]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	1/1/22	2,875	2,899
	Illinois Sales Tax Revenue	4.000%	6/15/21	1,615	1,632
	Illinois Sales Tax Revenue	5.000%	6/15/21	4,370	4,431
	Illinois Sales Tax Revenue	5.000%	6/15/21	3,785	3,838
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,500	2,630
	Illinois Sales Tax Revenue	5.000%	6/15/22	50	53
	Illinois Sales Tax Revenue	5.000%	6/15/22	5,000	5,259
	Illinois Sales Tax Revenue	5.000%	6/15/22	80	84
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,395	5,876
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,160	1,263
	Illinois Sales Tax Revenue	5.000%	6/15/23	160	174
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,446
[7]	Illinois Sales Tax Revenue	6.000%	6/15/23	485	539
	Illinois Sales Tax Revenue	5.000%	6/15/24	435	479
[7]	Illinois Sales Tax Revenue	6.000%	6/15/24	255	294
	Illinois Sales Tax Revenue	5.000%	6/15/25	275	302
	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/21	1,050	1,061
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	1,700	1,775
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	2,850	2,976
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	445	484
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	2,250	2,452
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	200	218
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	7,204
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,150	1,406
[1,3]	Illinois Toll Highway Authority Highway Revenue TOB VRDO	0.090%	2/4/21	4,500	4,500
[6]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/21	390	403
[6]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/22	195	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/23	155	172
[6]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	175	200
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	115	122
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	233
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	145	163
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	240	269
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,910
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	4,323
	Lake County IL GO	4.000%	11/30/22	3,340	3,570
	Lake County IL GO	4.000%	11/30/23	6,670	7,373
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	1,545	1,693
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, Prere.	5.750%	6/15/22	4,025	4,364
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	50	53
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/21	275	277
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	600	676
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/21	3,500	3,557
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.375%	6/1/21	760	773
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	12,110	12,842
[7]	Regional Transportation Authority Sales Tax Revenue	5.500%	7/1/23	550	616
	Regional Transportation Authority Sales Tax Revenue	0.700%	6/1/25	23,175	23,175
[1,3]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.070%	2/4/21	7,195	7,195
	Romeoville IL GO	5.000%	12/30/24	2,685	3,158
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	2,030
[1,3]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.240%	2/4/21	18,315	18,315
[1,3]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.240%	2/7/21	8,340	8,340
[5]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/22	700	729
[5]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	876
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/22	250	261
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	270
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	257
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	Springfield IL Water Revenue TOB VRDO	0.290%	2/7/21	8,225	8,225
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/21	950	957
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/22	855	898
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	986
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	1,075
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	990	1,167
[2]	Western Illinois University College & University Revenue	4.000%	4/1/21	550	553
[2]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	535
[2]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	847
					1,095,675
Indiana (1.0%)
	Ball State University College & University Revenue	5.000%	7/1/21	365	372
	Ball State University College & University Revenue	5.000%	7/1/22	350	373
	Ball State University College & University Revenue	5.000%	7/1/23	380	422
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	425	465
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,615	1,797
	Franklin IN Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,100	1,149
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	1,044
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/21	1,225	1,250
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/22	1,520	1,586
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/22	1,000	1,066
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	1,000	1,087
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	108
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	98
	Indiana Bond Bank Miscellaneous Revenue	2.000%	1/10/22	15,000	15,259
	Indiana Bond Bank Miscellaneous Revenue	2.000%	1/10/22	2,000	2,016
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	1,500	1,506
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	517
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,615	2,717
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,340	2,475
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,300	1,372
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,470	2,674
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,260	1,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,000	1,079
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,250	2,442
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	4,241
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	1/1/22	3,000	3,039
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	1/1/22	3,000	3,039
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	1/1/22	11,125	11,271
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.320%	2/4/21	6,000	6,000
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.320%	3/1/21	6,500	6,500
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/3/21	40,960	40,960
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	2,000	2,000
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/4/21	8,470	8,470
	Indiana Finance Authority Lease Revenue	5.000%	2/1/22	3,750	3,933
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	150	171
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,574
	Indiana Finance Authority Lease Revenue VRDO	0.010%	2/1/21	14,085	14,085
[1,3]	Indiana Finance Authority Revenue TOB VRDO	0.190%	2/4/21	19,205	19,205
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	11/2/21	6,310	6,386
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.750%	11/2/21	100	101
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,000	1,063
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,066
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,610	1,770
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,440	1,587
[7]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/23	1,075	1,237
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Fieldhouse Project)	1.450%	6/1/21	17,620	17,621
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/22	2,380	2,441
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/22	2,895	3,008
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/22	545	565
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/22	1,000	1,056
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	900	967
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	855	933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Purdue University College & University Revenue	5.000%	7/1/22	1,000	1,069
	Purdue University College & University Revenue	5.000%	7/1/22	505	540
	Purdue University College & University Revenue	5.000%	7/1/23	410	458
	Purdue University College & University Revenue	5.000%	7/1/24	500	583
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	105	121
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,500	2,520
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,750	2,773
	Rockport IN Industrial Revenue PUT	2.050%	6/1/21	2,200	2,209
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	1,105	1,266
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,000	1,179
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	545	583
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	478
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	560	618
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	588
					223,512
Iowa (0.4%)
	Des Moines IA GO	5.000%	6/1/22	5,000	5,325
	Des Moines IA GO	5.000%	6/1/23	1,570	1,744
	Iowa City Community School District GO	5.000%	6/1/21	2,685	2,729
	Iowa City Community School District GO	5.000%	6/1/22	2,760	2,939
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,200	1,258
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,435	1,632
[3]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/3/21	10,230	10,230
[3]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	15,250	15,250
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	6,825	7,036
[4]	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) PUT, 70% of 1M USD LIBOR + 0.350%	0.435%	4/1/21	3,750	3,751
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.040%	2/4/21	8,730	8,730
[4]	Iowa Finance Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.340%	3/1/21	4,000	4,000
	Iowa Finance Authority Water Revenue, Prere.	5.000%	8/1/21	4,790	4,907
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	200	223
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	225	268
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	245	300
	Polk County IA GO	4.000%	6/1/21	12,135	12,292
					82,857
Kansas (0.2%)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	500	508
[4]	Kansas Department of Transportation Fuel Sales Tax Revenue, 70% of 1M USD LIBOR + 0.300%	0.401%	9/1/21	7,580	7,588
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/22	6,730	7,129
	Kansas Development Finance Authority College & University Revenue (University of Kansas Projects)	5.000%	5/1/21	1,160	1,173
[1,3]	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/4/21	8,000	8,000
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	568
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	600	665
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	360
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	273
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	282
	Reno County Unified School District No. 313 Buhler GO, Prere.	4.000%	9/1/22	150	159
	Wichita KS Water & Sewer Utility Water Revenue	5.000%	10/1/21	7,990	8,240
					34,945
Kentucky (1.0%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	195	195
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	250	259
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	310	332
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	331
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	352
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/23	1,025	1,154
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	525	589
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	5.000%	9/1/23	520	577
	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/21	1,605	1,648
	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/22	1,685	1,807
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/23	1,770	1,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	935	1,086
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/23	805	894
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	1/1/23	3,275	3,597
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	345	398
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/22	1,175	1,256
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/23	1,240	1,379
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/21	650	658
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/21	3,650	3,704
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/22	1,535	1,585
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	400	419
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	300	314
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/22	6,340	6,661
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	1,000	1,066
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/23	1,640	1,752
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	1,280	1,386
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	725	785
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	6,000	6,513
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	1,660	1,827
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,720
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	670
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,701
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,498
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	550	630
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/2/24	28,505	31,545
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	10/1/24	11,625	13,084
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/25	4,125	4,711
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/25	560	640
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/26	10,095	11,799
[1,3]	Kentucky State Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	6,310	6,310
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/21	8,500	8,799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 100)	5.000%	8/1/22	330	338
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	320	342
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,574
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	417
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	787
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/23	850	934
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	1,014
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/24	1,670	1,945
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	9,047
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/23	100	110
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,500	2,852
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue PUT	1.850%	4/1/21	8,075	8,091
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/23	30,500	34,134
[5]	Northern Kentucky University College & University Revenue	5.000%	9/1/22	1,010	1,082
[5]	Northern Kentucky University College & University Revenue	5.000%	9/1/23	1,060	1,168
[5]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,270
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/22	1,440	1,502
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	1,170	1,250
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	965	1,031
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	990	1,115
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,252
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	325	327
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	255	269
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	255	281
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	340	389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	305	362
					204,492
Louisiana (0.9%)
[1,3]	Franciscan Missionaries of Our Lady Health System Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	18,950	18,950
[2]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/22	300	322
[2]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/24	400	464
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/21	4,200	4,201
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/22	20,100	20,158
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/22	6,000	6,017
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/22	1,700	1,781
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/21	2,500	2,569
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/22	4,105	4,408
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	3,000	3,365
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	300	322
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	665	762
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/21	1,045	1,077
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	2,145	2,301
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/21	1,925	1,984
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,275	2,441
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	8/1/24	11,750	11,774
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	3,049
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,668
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,905
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,500	2,525
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/25	500	592
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	360	367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,715	1,760
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	3,000	3,078
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	285	304
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,685	3,945
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,965	2,104
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,000	3,212
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	428
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,195	4,685
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,574
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,604
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,933
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/23	2,835	3,137
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	3,035	3,619
[1,3,5]	Louisiana Public Facilities Authority Hospital Health, Hospital, Nursing Home Revenue (Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.160%	2/4/21	4,285	4,285
[5]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	80	85
[1,3]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	10,300	10,300
[2]	Shreveport LA GO	3.000%	8/1/22	1,750	1,802
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/22	550	590
[5]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/23	560	616
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	480	561
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	8,045	8,282
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	15,360	15,645
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	9,070	9,330
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	490	544
					184,425
Maine (0.1%)
	Maine GO	5.000%	6/1/21	1,250	1,270
	Maine GO	4.000%	6/1/22	3,785	3,981
	Maine GO	5.000%	6/1/23	3,000	3,338
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	200	203
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	350	368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	444
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	625	699
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	300	359
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	6,075	6,075
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/22	1,150	1,237
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	500	561
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	650	757
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/25	910	1,098
					20,390
Maryland (2.4%)
	Anne Arundel County MD GO	4.000%	10/1/21	4,140	4,247
	Anne Arundel County MD GO	5.000%	10/1/21	6,085	6,283
	Anne Arundel County MD GO	5.000%	10/1/22	4,880	5,277
	Anne Arundel County MD GO	5.000%	10/1/22	2,120	2,292
	Anne Arundel County MD GO	5.000%	4/1/24	65	75
	Baltimore County MD GO	5.000%	3/1/21	3,500	3,514
	Baltimore County MD GO	5.000%	3/1/21	5,300	5,321
	Baltimore County MD GO	5.000%	8/1/21	2,800	2,868
	Baltimore County MD GO	5.000%	2/1/22	1,300	1,363
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.600%	6/1/21	100	100
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.700%	6/1/23	100	101
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	128
	Frederick County MD GO	5.000%	2/1/21	2,000	2,000
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	346
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/23	865	904
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/24	1,500	1,592
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/21	3,985	4,090
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/22	4,130	4,440
	Howard County MD GO	5.000%	8/15/21	1,220	1,252
	Howard County MD GO	5.000%	2/15/22	11,360	11,936
	Howard County MD GO	5.000%	8/15/22	1,255	1,349
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/21	20,665	21,133
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	14,065	14,465
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,320	10,368
	Maryland Economic Development Corp. Electric Power & Light Revenue	1.700%	9/1/22	15,000	15,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	0.050%	2/3/21	5,830	5,830
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/22	1,750	1,797
	Maryland GO	5.000%	6/1/21	12,000	12,195
	Maryland GO	5.000%	8/1/21	46,385	47,519
	Maryland GO	5.000%	8/1/21	20,000	20,489
	Maryland GO	5.000%	8/1/21	15,000	15,367
	Maryland GO	4.000%	8/1/22	2,605	2,757
	Maryland GO	4.000%	8/15/22	150	159
	Maryland GO	5.000%	8/1/23	845	948
	Maryland GO	5.000%	8/1/23	100	112
	Maryland GO	5.000%	8/1/23	3,600	4,037
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/21	225	227
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	1,380	1,399
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	780	786
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	350	370
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	190	198
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	325	359
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.875%	7/1/23	1,250	1,299
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	125	134
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	402
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	155
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	332
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	549
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	130
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	3,125	3,663
[1,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/4/21	30,935	30,935
[1,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	10,000	10,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.340%	2/4/21	7,400	7,400
[1,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.340%	2/4/21	46,285	46,285
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	100	111
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	235	261
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/21	5,790	5,907
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,370	6,812
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	6,595	7,366
	Montgomery County MD	0.140%	2/5/21	31,000	31,001
	Montgomery County MD	0.120%	3/9/21	23,000	23,000
	Montgomery County MD GO	5.000%	6/1/21	5,000	5,081
	Montgomery County MD GO	5.000%	7/1/21	1,000	1,020
	Montgomery County MD GO	5.000%	11/1/21	9,625	9,979
	Montgomery County MD GO	5.000%	12/1/21	12,970	13,500
	Montgomery County MD GO	5.000%	11/1/22	1,375	1,492
	Prince George's County MD GO	4.000%	7/15/21	4,210	4,285
	Prince George's County MD GO	5.000%	7/15/21	2,810	2,872
	Prince George's County MD GO	5.000%	3/1/22	2,210	2,327
	Prince George's County MD GO	5.000%	7/1/22	4,745	5,073
	Prince George's County MD GO	5.000%	7/15/22	6,080	6,511
	Prince George's County MD GO	5.000%	8/1/22	1,000	1,073
	Prince George's County MD GO	5.000%	7/15/23	1,875	2,099
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	795
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	508
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	300	311
	University System of Maryland College & University Revenue	5.000%	4/1/21	3,815	3,846
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/21	7,250	7,382
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/22	2,975	3,129
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	5,000	5,325
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	1,455	1,550
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	8,535	9,503
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	2,220	2,472
	Washington Suburban Sanitary Commission Water Revenue BAN VRDO	0.030%	2/3/21	3,000	3,000
					504,137
Massachusetts (2.4%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/21	500	504
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/21	450	464

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/22	450	474
Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/22	435	468
Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	205	226
Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	150	169
Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	215	247
Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	300	351
Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	175	209
Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	165	200
Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	290	357
Commonwealth of Massachusetts GO	2.000%	4/21/21	50,000	50,211
Commonwealth of Massachusetts GO	5.000%	7/1/21	2,845	2,903
Commonwealth of Massachusetts GO	5.000%	7/1/21	15,505	15,821
Commonwealth of Massachusetts GO	5.000%	8/1/21	16,125	16,519
Commonwealth of Massachusetts GO	5.000%	8/1/21	5,000	5,122
Commonwealth of Massachusetts GO	5.250%	8/1/21	6,395	6,559
Commonwealth of Massachusetts GO	5.250%	8/1/21	6,155	6,313
Commonwealth of Massachusetts GO	5.000%	11/1/21	24,000	24,882
Commonwealth of Massachusetts GO	5.000%	1/1/22	7,490	7,825
Commonwealth of Massachusetts GO	5.000%	7/1/22	7,940	8,488
Commonwealth of Massachusetts GO	5.000%	7/1/22	4,800	5,132
Commonwealth of Massachusetts GO	5.000%	3/1/23	200	220
Commonwealth of Massachusetts GO	5.000%	5/1/23	8,000	8,877
Commonwealth of Massachusetts GO	5.000%	11/1/23	1,080	1,224
Commonwealth of Massachusetts GO	3.000%	12/1/23	24,785	26,782
Commonwealth of Massachusetts GO	5.000%	8/1/24	100	117
Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	24,485	24,993
Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	7,000	7,597
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/21	10,855	11,030
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/23	425	454
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	2,500	2,905
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	2,700	3,260
Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	12/1/21	935	965
Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.050%	2/3/21	15,140	15,140
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	1,500	1,527
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	575	585
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/21	4,200	4,294
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	1,315	1,395
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	550	584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	230	269
	Massachusetts Development Finance Agency College & University Revenue PUT	1.450%	7/1/21	7,070	7,106
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/23	8,600	9,624
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/23	1,000	1,112
[1,3]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	0.120%	2/4/21	6,665	6,665
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	750	762
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,430	1,455
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,500	3,568
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	265	270
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	500	510
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,315	1,333
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	150	155
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,290	1,303
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,865	1,989
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,740	2,922
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	765	816
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	565
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	180	193
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	556
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	838
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	785	873
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	225	251
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	840	866
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	650	734
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	573
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	200	232
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	290	348
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.460%	7/27/21	5,000	5,003
[1,3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	2/4/21	5,570	5,570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	1.390%	2/1/22	2,475	2,501
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	1.850%	4/1/22	3,700	3,768
[5]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.090%	7/1/40	17,550	17,550
[5]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.090%	7/1/40	12,895	12,895
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	30,000	30,000
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	12/1/21	6,360	6,365
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,925	1,937
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	6/1/22	825	835
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	12/1/24	2,625	2,736
[4]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT, 70% of 1M USD LIBOR + 0.350%	0.451%	3/1/21	2,000	1,999
[4]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	0.370%	6/1/21	2,000	2,000
[4]	Massachusetts Housing Finance Agency Local or Guaranteed Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.481%	3/1/21	3,750	3,750
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	9,120	9,360
	Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	1,085	1,113
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	10/15/21	5,000	5,173
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	8,530	8,908
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,740	8,449
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	3,988
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	31,715	34,583
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	9,300	9,528
[4]	University of Massachusetts Building Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.340%	1/28/21	8,310	8,310
	University of Massachusetts Building Authority College & University Revenue VRDO	0.030%	2/3/21	14,765	14,765
	Worcester MA BAN GO	2.000%	2/16/21	5,750	5,755
					518,122
Michigan (1.8%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,501
	Ann Arbor School District GO	3.000%	5/1/26	2,225	2,517
[10]	Brighton MI Area School District GO	5.000%	5/1/24	165	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,776
[10]	Brighton MI Area School District GO	5.000%	5/1/26	435	532
[10]	Detroit City School District GO	5.000%	5/1/21	2,100	2,125
[10]	Detroit City School District GO	5.000%	5/1/22	2,000	2,117
[10]	Detroit City School District GO	5.000%	5/1/23	2,115	2,241
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/21	400	407
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	498
[1,3,5,10]	Detroit MI City School District GO TOB VRDO	0.190%	2/4/21	10,245	10,245
[1,3,5,10]	Detroit MI City School District GO TOB VRDO	0.390%	2/4/21	3,800	3,800
[1,3,5,10]	Detroit MI City School District GO TOB VRDO	0.320%	2/7/21	17,845	17,845
	Detroit MI GO	5.000%	4/1/21	500	503
[1,3,5,7,11]	Detroit MI Sewage Disposal System Sewer Revenue TOB VRDO	0.060%	2/4/21	54,450	54,450
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/21	315	317
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/22	400	422
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/23	1,060	1,163
[10]	Grand Blanc Community Schools GO	5.000%	11/1/21	2,025	2,097
[10]	Grand Blanc Community Schools GO	5.000%	11/1/22	1,560	1,689
[10]	Grand Blanc Community Schools GO	5.000%	11/1/23	1,870	2,103
[10]	Grand Blanc Community Schools GO	5.000%	11/1/24	1,560	1,822
[10]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	943
[1,3,5]	Great Lakes MI Water Authority Sewer Disposal System Water Revenue TOB VRDO	0.190%	2/4/21	12,470	12,470
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	7,785	8,313
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	250	289
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	405	468
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	245	293
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	475	567
[10]	Holt Public Schools GO	5.000%	5/1/21	650	658
[10]	Holt Public Schools GO	5.000%	5/1/22	275	291
[10]	Holt Public Schools GO	5.000%	5/1/23	455	503
[10]	Holt Public Schools GO	5.000%	5/1/24	525	604
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	770	793
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,638
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	377
	Kalamazoo Public Schools GO	2.000%	5/1/21	5,275	5,299
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/21	250	259
[3,10]	L'Anse Creuse Public Schools GO VRDO	0.040%	2/4/21	8,850	8,850
	Michigan (Environmental Program) GO	5.000%	5/1/22	1,485	1,575
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	500	571
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/22	175	187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/23	200	219
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	110	124
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	262
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/21	525	531
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,750	1,904
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	1,165	1,258
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	125	142
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,745	2,036
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	607
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,750	3,946
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, 68% of 1M USD LIBOR + 0.400%	0.483%	4/15/21	14,425	14,398
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.480%	0.520%	8/1/21	2,500	2,503
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.540%	5/9/21	4,000	4,001
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.890%	6/1/24	10,000	10,032
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.940%	6/1/25	3,500	3,512
[1,3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	6,060	6,060
[1,3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	6,210	6,210
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,295	1,396
	Michigan Finance Authority Lease Revenue	5.000%	4/1/21	9,190	9,256
	Michigan Finance Authority Lease Revenue	5.000%	4/1/22	1,500	1,576
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	100	108
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	1,885	2,063
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	125	140
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	310	361
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	165	199
	Michigan Finance Authority Tobacco Settlement Funded Revenue	3.000%	6/1/21	825	833
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	355	372
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	575	665
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	422
[7]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	3,500	3,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/21	1,000	1,010
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/21	1,000	1,035
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	690	780
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,250	1,442
	Michigan State Building Authority Appropriations Revenue VRDO (Multi-Modal Facilities Program)	0.130%	2/1/21	3,500	3,500
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/21	1,450	1,500
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.900%	4/1/21	14,750	14,792
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	4,110	4,292
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	12,255	13,309
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	8,411
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,320	1,321
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	390	390
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	18,755	18,755
	Michigan State University College & University Revenue	5.000%	2/15/22	1,500	1,575
	Michigan State University College & University Revenue	5.000%	2/15/23	400	439
	Michigan State University College & University Revenue	5.000%	8/15/23	750	841
	Michigan State University College & University Revenue	5.000%	8/15/24	2,730	3,187
	Michigan State University College & University Revenue	5.000%	8/15/25	4,760	5,765
	Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	5,985	6,005
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/23	2,000	2,069
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,435	1,559
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,500	1,630
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	851
[10]	Milan Area Schools GO	5.000%	5/1/22	500	529
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,435	2,572
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,950
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,999
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	222
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Saline Area Schools Historic Preservation Foundation GO	2.000%	5/1/21	1,325	1,331
[10]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/22	1,000	1,061
	University of Michigan College & University Revenue	5.000%	4/1/21	1,500	1,512
	University of Michigan College & University Revenue PUT	4.000%	1/1/24	15,950	17,461
[4]	University of Michigan College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	0.360%	10/1/21	13,700	13,719
	Washtenaw County Intermediate School District GO	5.000%	5/1/22	3,890	4,126
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,745
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	700	727
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	1,500	1,560
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	1,225	1,274
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	585	633
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	1,000	1,085
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	1,000	1,133
[1,3]	Wayne State University Michigan College & University Revenue TOB VRDO	0.220%	2/7/21	5,685	5,685
[10]	Wayne-Westland Community Schools GO	4.000%	5/1/21	200	202
[10]	Wayne-Westland Community Schools GO	4.000%	5/1/22	160	167
[10]	Wayne-Westland Community Schools GO	5.000%	11/1/23	380	428
[5,6]	Western Michigan University College & University Revenue	5.000%	11/15/23	160	181
[5,6]	Western Michigan University College & University Revenue	5.000%	11/15/23	140	154
[5,6]	Western Michigan University College & University Revenue	5.000%	11/15/24	175	206
[5,6]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	228
[5,6]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	236
					395,085
Minnesota (0.8%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	558
	Duluth Independent School District No. 709 COP	5.000%	2/1/21	300	300
	Duluth Independent School District No. 709 COP	5.000%	2/1/22	325	339
	Duluth Independent School District No. 709 COP	5.000%	2/1/23	1,125	1,221
	Hennepin County MN GO	5.000%	12/1/24	1,825	2,161
	Hennepin County MN GO	5.000%	12/15/24	5,250	6,225
	Hennepin County MN GO	5.000%	12/15/25	4,450	5,482
	Hennepin County MN GO VRDO	0.040%	2/4/21	38,290	38,290
	Maple Grove MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/21	550	554
	Metropolitan Council GO	5.000%	3/1/21	2,650	2,661
	Metropolitan Council GO	5.000%	3/1/22	2,935	3,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Council GO	5.000%	3/1/22	1,555	1,637
	Metropolitan Council GO	3.000%	3/1/23	2,700	2,784
	Minneapolis MN GO	4.000%	12/1/21	1,425	1,471
	Minneapolis MN GO	4.000%	12/1/22	1,190	1,274
	Minneapolis MN GO	3.000%	12/1/23	3,135	3,387
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	961
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,233
[3]	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	2,750	2,750
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	1,300	1,355
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/23	125	133
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	1,000	1,086
	Minnesota Appropriations Revenue	5.000%	6/1/21	3,670	3,730
	Minnesota GO	5.000%	8/1/21	2,250	2,305
	Minnesota GO	5.000%	8/1/21	1,865	1,911
	Minnesota GO	5.000%	8/1/21	575	589
	Minnesota GO	5.000%	10/1/22	19,625	21,227
	Minnesota GO	5.000%	8/1/23	1,890	2,121
	Minnesota GO	5.000%	8/1/23	2,725	3,057
	Minnesota GO	5.000%	8/1/23	1,900	2,132
	Minnesota GO	5.000%	8/1/24	125	140
	Minnesota GO	5.000%	10/1/24	1,145	1,348
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/21	100	102
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/22	200	210
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/23	250	270
	Minnesota Housing Finance Agency Appropriations Revenue	3.000%	8/1/24	745	816
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/24	1,000	1,130
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/25	1,425	1,661
	Minnesota Public Facilities Authority Water Revenue	3.000%	3/1/21	700	702
	Minnesota Public Facilities Authority Water Revenue	4.000%	3/1/22	1,000	1,042
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	588	613
	Rochester MN Health, Hospital, Nursing Home Revenue PUT	4.500%	11/15/21	2,005	2,071
	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/3/21	20,200	20,200
	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/3/21	30,000	30,000
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	1,000	1,179
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	500	518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	370	400
					178,426
Mississippi (0.9%)
	DeSoto County MS GO	5.000%	11/1/22	1,040	1,124
	DeSoto County MS GO	5.000%	11/1/23	650	731
	DeSoto County MS GO	5.000%	11/1/24	680	795
	Harrison County School District GO	4.000%	6/1/21	550	557
	Harrison County School District GO	4.000%	6/1/22	1,150	1,207
	Harrison County School District GO	4.000%	6/1/23	1,200	1,303
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/1/21	20,135	20,135
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/1/21	11,390	11,390
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.010%	2/1/21	4,175	4,175
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.010%	2/1/21	4,200	4,200
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.010%	2/1/21	6,000	6,000
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.040%	2/3/21	16,800	16,800
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.040%	2/3/21	18,300	18,300
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.040%	2/3/21	29,610	29,610
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.550%	9/1/21	1,000	1,002
[5]	Mississippi Development Bank Lease Revenue	5.000%	3/1/24	1,600	1,797
	Mississippi GO	4.000%	11/1/22	10,475	11,184
	Mississippi GO, Prere.	5.000%	11/1/22	18,500	20,079
	Mississippi GO, Prere.	5.000%	11/1/22	5,575	6,051
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT, Prere.	2.400%	8/1/21	2,500	2,526
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	4,055	4,149
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,000	1,122
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/23	500	544
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.650%	9/1/21	5,500	5,502
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	6,610	7,709
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,390	7,876
					185,868
Missouri (1.1%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	569
	Branson IDA Lease (Appropriation) Revenue	3.000%	11/1/21	350	352
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/21	365	366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	785	832
	Franklin County MO COP	3.000%	4/1/21	335	337
	Franklin County MO COP	3.000%	11/1/21	205	209
	Franklin County MO COP	3.000%	4/1/22	450	464
	Franklin County MO COP	3.000%	11/1/22	210	220
	Franklin County MO COP	3.000%	4/1/23	920	971
	Franklin County MO COP	3.000%	11/1/23	425	455
	Franklin County MO COP	3.000%	4/1/24	475	513
	Franklin County MO COP	3.000%	11/1/24	440	481
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	4,060	4,060
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/22	1,705	1,829
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,000	1,146
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/22	1,305	1,363
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/26	3,140	3,152
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,136
[3]	Kansas City MO Special Obligation Revenue VRDO	0.050%	2/3/21	62,540	62,540
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/21	1,640	1,664
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/23	1,285	1,368
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/21	1,275	1,291
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	200	219
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	570
[3]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	2/1/21	6,765	6,765
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/21	200	203
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	375	389
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	475	488
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,335	2,474
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	542
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	566
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	225	251
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	55	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	135	148
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	587
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	325	379
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	608
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	575
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	8,000	8,671
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	13,000	13,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/4/21	35,720	35,720
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	24,360	24,360
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/23	20,290	22,966
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/21	10,075	10,198
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,860	3,035
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	615	711
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	500	577
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	765	868
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/21	3,765	3,842
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/21	1,000	1,032
	Springfield School District No. R-12 GO	3.000%	3/1/21	1,375	1,378
	Springfield School District No. R-12 GO	3.000%	3/1/22	880	908
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	250	267
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,500	1,555
					229,233
Montana (0.1%)
	Montana Board of Investments Miscellaneous Revenue PUT	1.000%	3/1/21	10,000	10,004
	Montana Board of Investments Miscellaneous Revenue PUT	1.000%	3/1/21	1,000	1,001
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/21	665	679
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/22	570	604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	680
					12,968
Multiple States (1.6%)
[1,4,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.210%	0.379%	6/15/35	5,500	5,500
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.440%	2/1/21	29,400	29,400
[1,3]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.090%	2/4/21	80,900	80,900
[1,3]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.100%	2/4/21	65,700	65,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.440%	2/1/21	44,000	44,000
[1,3]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.090%	2/4/21	35,000	35,000
[1,3]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	2/4/21	37,600	37,600
[1,3]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.140%	2/4/21	50,000	50,000
					348,100
Nebraska (0.4%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	10/1/23	2,285	2,570
	Central Plains Energy Project Natural Gas Revenue (Project No.3)	5.000%	9/1/22	600	643
[3]	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	5/1/25	465	505
[3]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	5/1/25	27,675	31,909
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	125	130
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	110	124
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	212
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	1,100	1,325
[1,3]	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue TOB VRDO	0.110%	2/4/21	7,495	7,495
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,505	1,707
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,610	1,826
	Omaha NE GO	5.000%	1/15/22	1,000	1,047
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	6,900	7,237
	Omaha School District GO	5.000%	12/15/23	10,425	11,863
	Omaha School District GO	5.000%	12/15/24	11,090	13,136
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	908
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/25	1,000	1,147
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,500	2,719
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/21	1,100	1,122
					87,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nevada (1.1%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/21	1,795	1,829
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,500	7,998
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,775	5,320
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	9,125	10,166
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	225	261
[3]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.050%	2/3/21	23,670	23,670
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,500	2,572
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/23	50	56
	Clark County NV GO	5.000%	12/1/25	25	31
	Clark County NV GO, Prere.	4.000%	11/1/24	1,795	2,046
[3]	Clark County NV Natural Gas Revenue VRDO	0.060%	2/3/21	18,740	18,740
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	625	637
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,075	1,146
[1,2,3]	Clark County NV School District GO TOB VRDO	0.190%	2/4/21	3,870	3,870
[1,3]	Clark County NV School District GO TOB VRDO	0.190%	2/4/21	10,055	10,055
[5]	Clark County School District GO	5.000%	6/15/21	3,385	3,444
	Clark County School District GO	5.000%	6/15/21	4,520	4,599
[5]	Clark County School District GO	3.000%	6/15/22	375	389
	Clark County School District GO	5.000%	6/15/22	7,465	7,943
[5]	Clark County School District GO	5.000%	6/15/22	3,555	3,783
[5]	Clark County School District GO	5.000%	6/15/22	7,040	7,491
	Clark County School District GO	5.000%	6/15/22	5,500	5,852
	Clark County School District GO	5.000%	6/15/22	1,260	1,341
[5]	Clark County School District GO	3.000%	6/15/23	370	393
[5]	Clark County School District GO	5.000%	6/15/23	3,730	4,136
[5]	Clark County School District GO	5.000%	6/15/23	3,695	4,098
[5]	Clark County School District GO	3.000%	6/15/24	350	380
[5]	Clark County School District GO	5.000%	6/15/24	3,880	4,469
	Clark County School District GO	5.000%	6/15/24	125	143
	Clark County School District GO	5.000%	6/15/24	150	172
[5]	Clark County School District GO	3.000%	6/15/25	415	460
	Humboldt County NV Electric Power & Light Revenue PUT	1.850%	4/15/22	10,000	10,177
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,479
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/21	400	406
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	430	481
[1,3]	Las Vegas NV Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	0.160%	2/4/21	42,935	42,935
	Las Vegas NV GO	4.000%	12/1/22	1,500	1,548
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	639
	Las Vegas Valley Water District GO	5.000%	6/1/23	4,630	5,149
	Las Vegas Valley Water District GO	5.000%	6/1/23	1,175	1,307
	Las Vegas Valley Water District GO	5.000%	6/1/23	85	95
[1,3]	Nevada State Housing Division Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	12,500	12,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	North Las Vegas NV GO	5.000%	6/1/21	2,100	2,133
[5]	North Las Vegas NV GO	5.000%	6/1/22	2,400	2,540
	Washoe County NV Electric Power & Light Revenue PUT	1.850%	4/15/22	10,500	10,686
	Washoe County School District GO	5.000%	6/1/22	1,650	1,756
	Washoe County School District GO	5.000%	6/1/23	1,695	1,885
					238,206
New Hampshire (0.1%)
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,480	5,779
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	225	246
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	290	325
[1,3]	New Hampshire Health & Education Facilities Authority Revenue TOB VRDO	0.130%	2/4/21	10,520	10,520
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,085	1,106
					17,976
New Jersey (3.9%)
[5]	Atlantic City NJ GO	5.000%	3/1/21	650	652
[5]	Atlantic City NJ GO	5.000%	3/1/22	500	523
[2]	Atlantic County NJ GO	3.000%	10/1/22	810	848
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,010	4,174
	Bergen County NJ BAN GO	2.000%	11/10/21	29,690	30,122
	Bergen County NJ GO	2.000%	11/1/22	2,220	2,291
	Bergen County NJ GO	2.000%	11/1/23	2,270	2,384
	Bordentown Township NJ BAN GO	1.500%	8/20/21	8,255	8,309
	Bordentown Township NJ BAN GO	1.500%	9/28/21	4,452	4,489
	Bridgewater Township NJ BAN GO	2.000%	8/4/21	8,000	8,070
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	3.500%	4/15/21	3,085	3,106
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	2.000%	11/11/21	12,500	12,681
[2]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/25	2,390	2,850
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/23	500	536
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/24	800	886
	Cedar Grove Township NJ BAN GO	2.000%	7/14/21	5,700	5,742
	Cherry Hill Township NJ BAN GO	2.000%	10/27/21	1,718	1,741
	Cliffside Park Borough NJ BAN GO	1.500%	9/30/21	2,755	2,778
	Cranford Township NJ BAN GO	1.500%	10/22/21	4,850	4,895
	Delran Township NJ GO	2.000%	10/15/22	1,242	1,277
	Denville Township NJ BAN GO	1.500%	10/8/21	3,550	3,579
	East Hanover Township NJ BAN GO	1.500%	8/13/21	6,997	7,037
	Edison Township NJ GO	0.300%	1/13/22	46,580	46,610
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	380	400
[2]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/21	2,000	2,068
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/22	2,130	2,297
	Hackensack NJ BAN GO	1.500%	9/2/21	8,039	8,096
	Haworth Borough NJ GO	2.000%	8/1/22	450	462
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/22	200	213
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/23	1,150	1,265
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	650	758
	Hudson County NJ GO	3.000%	11/15/23	3,250	3,489
	Hudson County NJ GO	3.000%	11/15/24	3,295	3,613
	Hudson County NJ GO	3.000%	11/15/25	1,795	2,006
[1,3]	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	0.090%	2/7/21	1,730	1,730
[1,3]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	2/4/21	2,300	2,300
	Jefferson Township NJ BAN GO	2.000%	6/18/21	4,279	4,300
	Monmouth County NJ GO	5.000%	7/15/21	4,855	4,963
	Morris County NJ GO	1.000%	2/1/21	1,921	1,921
	Morris County NJ GO	2.000%	2/1/22	1,940	1,977
	Morris County NJ GO	3.000%	2/1/22	2,205	2,269
	Morris County NJ GO	2.000%	2/1/23	1,945	2,016
	Morris County NJ GO	3.000%	2/1/24	3,055	3,306
	Morris County NJ GO	3.000%	2/1/25	1,490	1,648
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	520
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	539
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/21	145	146
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	5,965	6,069
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	260	261
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	5,000	5,214
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	1,035	1,086
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	70	73
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,000	3,188
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,050	3,241
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	6,470	6,875
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	110	117
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,395	4,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/22	9,380	9,414
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	8,885	9,723
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	70	78
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	135	150
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	2,135	2,333
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,500	1,721
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	160	184
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	1,265	1,383
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	265	314
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,220	1,307
[1,3]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.070%	2/4/21	4,710	4,710
[1,3]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.080%	2/4/21	9,805	9,805
[1,3]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.080%	2/7/21	15,650	15,650
	New Jersey Economic Development Authority Appropriations Revenue, ETM	5.000%	3/1/21	55	55
[3]	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/4/21	15,600	15,600
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	250	259
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/22	2,000	2,125
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	810	875
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,600	1,798
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	3,000	3,490
[1,3]	New Jersey Economic Development Authority Lease (Appropriation) Revenue TOB VRDO	0.070%	2/4/21	5,470	5,470
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	300	315
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	150	157
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	300	316
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/25	415	436
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	115	127
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	265	269
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	1,000	1,020
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	655	667
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	3,065	3,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	135	157
[1,3]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	0.070%	2/4/21	1,000	1,000
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.010%	2/3/21	11,500	11,500
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.010%	2/3/21	13,000	13,000
	New Jersey GO	4.000%	6/1/23	22,040	23,897
	New Jersey GO	5.000%	6/1/24	29,840	34,353
	New Jersey GO	5.000%	6/1/25	9,920	11,833
	New Jersey GO	5.000%	6/1/26	14,360	17,666
[3]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/4/21	3,500	3,500
[3]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	4,800	4,800
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/21	1,250	1,276
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,566
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,280	1,359
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	700	746
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,817
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,875
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,680	3,108
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,273
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,533
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/24	10,000	11,508
[1,3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	2/4/21	3,610	3,610
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	40,500	40,500
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/23	1,480	1,660
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	4,050	4,213
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	3,410	3,707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/21	2,495	2,515
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,650	2,711
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,120	3,189
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,647
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	1.500%	9/1/21	3,400	3,423
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,005	3,021
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/21	2,000	2,048
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,435
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,555	6,170
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	140	162
[1,2,3]	New Jersey State Transportation Trust Fund Authority Transit Revenue TOB VRDO	0.340%	2/4/21	10,494	10,494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	5,080	5,170
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	200	204
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	170	178
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	8,340	8,829
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,800	4,141
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,470	5,961
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,220	1,332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	2,105	2,304
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,200	4,605
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	660	726
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	8,250	9,075
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	775	875
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,125	2,400
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,610	1,830
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,200	2,508
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	125	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,230	6,112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,520	5,282
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/25	305	310
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	850	1,026
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	8,000	9,879
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/21	300	305
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	400	425
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	395	440
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	425	470
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program) PUT, SIFMA Municipal Swap Index Yield + 1.200%	1.240%	6/15/21	8,550	8,556
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.000%	6/15/21	250	254
[7]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,506
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/21	7,850	8,186
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	2,500	2,612
[5]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,310	4,924
[1,3]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.090%	2/4/21	1,065	1,065
[1,3]	New Jersey Transportation Trust Fund Authority Transportation System Appropriatons Revenue TOB VRDO	0.080%	2/4/21	19,255	19,255
[8]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	315	377
[1,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.070%	2/4/21	22,235	22,235
[1,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.080%	2/4/21	4,000	4,000
[1,3,5]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.110%	2/4/21	3,250	3,250
[1,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.240%	2/4/21	8,335	8,335
[1,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.240%	2/4/21	5,745	5,745
[1,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.240%	2/4/21	4,110	4,110
[1,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.240%	2/4/21	3,015	3,015
[4]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.581%	1/1/22	3,495	3,498
[4]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.581%	1/1/22	4,535	4,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	425	454
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	50	53
[5]	Newark NJ GO	5.000%	10/1/23	275	307
[5]	Newark NJ GO	5.000%	10/1/24	325	376
[5]	Newark NJ GO	5.000%	10/1/25	300	359
	Passaic County NJ GO	1.000%	12/1/22	2,690	2,732
	Passaic County NJ GO	5.000%	4/1/23	1,000	1,102
	Passaic County NJ GO	4.000%	12/1/24	2,765	3,147
[1,3]	Rutgers State University New Jersey College & University Revenue TOB VRDO	0.070%	2/4/21	8,000	8,000
[1,3]	Rutgers State University New Jersey College & University Revenue TOB VRDO	0.070%	2/7/21	17,000	17,000
	Scotch Plains Township NJ BAN GO	1.500%	12/3/21	4,320	4,363
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	270
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,135	1,230
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,275	1,380
	South Orange & Maplewood School District GO	2.000%	11/1/23	1,435	1,494
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	881
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,285	2,321
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,385	3,598
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,100	3,439
	Verona Township NJ BAN GO	4.000%	10/29/21	7,494	7,707
	Winslow Township NJ BAN GO	1.500%	9/22/21	3,861	3,892
	Wood-Ridge Borough NJ BAN GO	1.750%	2/5/21	9,800	9,801
					831,832
New Mexico (0.8%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/21	1,200	1,229
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,750	1,955
	Albuquerque NM GO	5.000%	7/1/24	1,110	1,291
	New Mexico (Capital Projects) GO	5.000%	3/1/21	7,500	7,530
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	4,002
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	3,335	3,711
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	65,015	75,362
	New Mexico Finance Authority Government Fund/Grant Revenue	5.000%	6/15/21	1,885	1,919
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/24	4,210	4,880
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/25	1,615	1,946
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	9,860	10,522
	New Mexico GO	5.000%	3/1/21	5,000	5,020
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	110	112
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	220	232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	327
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	563
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	579
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/25	9,600	11,512
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/4/21	3,500	3,500
[3]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	5/1/22	1,660	1,739
[3]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	11/1/22	1,000	1,066
[3]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	2/1/25	11,520	13,667
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/21	7,925	8,086
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	299
					161,049
New York (19.8%)
	Albany County NY GO	5.000%	11/1/21	1,000	1,036
	Albany County NY GO	5.000%	11/1/22	950	1,027
	Albany County NY GO	5.000%	11/1/23	750	849
	Albany County NY GO	5.000%	11/1/24	800	942
	Beacon NY BAN GO	1.750%	6/30/21	8,289	8,336
	Brighton Central School District BAN GO	1.500%	6/24/21	5,000	5,026
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/21	500	516
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	700	802
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	800	951
	Burnt Hills-Ballston Lake Central School District BAN GO	2.000%	6/24/21	12,193	12,275
	Copiague Union Free School District GO	2.000%	6/24/21	9,300	9,364
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/21	125	127
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	165	172
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	150	161
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	365
	East Islip Union Free School District BAN GO	2.000%	7/1/21	19,552	19,695
	East Meadow Union Free School District GO	1.500%	6/25/21	14,000	14,071
	Fayetteville-Manlius Central School District BAN GO	1.500%	7/22/21	6,000	6,038
	Grand Island NY BAN GO	1.500%	10/8/21	12,692	12,806
	Half Hollow Hills Central School District GO	3.000%	6/25/21	25,000	25,285
	Hempstead NY BAN GO	1.250%	12/15/21	20,808	20,873
[1,3]	Hudson Yards Infrastructure Corp. New York Miscellaneous Taxes Revenue TOB VRDO	0.080%	2/4/21	8,925	8,925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Union Free School District GO	1.500%	6/25/21	8,000	8,043
	Islip Union Free School District GO	1.500%	6/25/21	9,500	9,549
	Ithaca City School District BAN GO	1.750%	7/16/21	14,000	14,092
	Lindenhurst Union Free School District GO	3.000%	6/25/21	12,000	12,132
	Liverpool Central School District BAN GO	2.000%	6/25/21	25,856	26,043
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/21	220	226
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	18,750	19,086
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,500	1,605
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	3/1/24	27,600	28,721
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	3/1/25	23,025	23,213
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/21	780	802
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	81,690	85,644
[4]	Metropolitan Transportation Authority Fuel Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.490%	2/4/21	4,550	4,545
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	1,000	1,029
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	855	912
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,500	2,755
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	680	749
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	505	573
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	620	704
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,080	4,633
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	925	1,050
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,172
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	18,500	18,713
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	38,750	39,196
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	5,000	5,058
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/21	51,800	53,008
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	4,000	4,118
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	42,980	45,183
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	11/15/22	21,665	23,198
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	10,000	11,181
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	19,307
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	11,565	13,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.650%	0.746%	2/18/21	22,845	22,771
[4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.650%	0.746%	2/18/21	3,805	3,793
[4,5]	Metropolitan Transportation Authority Transit Revenue PUT, 69% of 1M USD LIBOR + 0.300%	0.399%	2/1/21	43,375	43,312
[4,5]	Metropolitan Transportation Authority Transit Revenue PUT, 69% of 1M USD LIBOR + 0.680%	0.779%	2/4/21	350	350
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.470%	8/1/24	9,500	9,073
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.490%	2/4/21	11,575	11,366
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.540%	9/1/21	14,750	14,606
[1,3,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.040%	2/1/21	15,100	15,100
[1,3,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.070%	2/4/21	7,500	7,500
[1,3,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.140%	2/4/21	20,000	20,000
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.100%	2/7/21	5,000	5,000
[1,3,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.100%	2/7/21	5,775	5,775
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	0.040%	2/4/21	3,275	3,275
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	0.040%	2/4/21	36,830	36,831
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	0.060%	2/4/21	13,565	13,565
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	0.060%	2/4/21	25,295	25,295
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	0.060%	2/4/21	25,455	25,455
	Middletown City School District BAN GO	1.500%	12/2/21	12,600	12,736
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/22	250	265
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/24	450	517
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	500	596
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/24	1,550	1,801
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	543
[1,3]	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project) TOB VRDO	0.070%	2/4/21	8,150	8,150
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	160	166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	160	173
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	215	242
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	765	892
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	350	421
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	532
[5]	Nassau County NY GO	5.000%	7/1/21	430	438
	Nassau County NY GO	5.000%	1/1/22	125	130
[5]	Nassau County NY GO	5.000%	7/1/23	2,000	2,226
[3]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	19,155	19,155
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	215	233
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	300	343
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	515	590
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,485	1,761
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,440	2,755
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,760	2,162
[3]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	13,795	13,795
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.900%	5/1/21	855	855
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.700%	7/1/21	2,505	2,510
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.200%	11/1/21	3,660	3,662
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	17,250	17,277
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,815	3,821
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,500	1,656
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.000%	2/16/21	7,445	7,449
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	12/1/21	14,290	14,460
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	2/1/22	1,750	1,781
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/22	13,895	14,025
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	5/1/22	7,660	7,732
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/22	500	503
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/1/22	42,775	44,655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/1/22	4,450	4,646
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/23	5,250	5,259
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	28,670	28,670
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	14,040	14,040
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/4/21	11,900	11,900
[1,3]	New York City NY GO TOB VRDO	0.040%	2/1/21	13,700	13,700
[1,3]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.070%	2/4/21	6,440	6,440
[1,3]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.070%	2/4/21	4,500	4,500
[1,3]	New York City NY Transitional Finance Authority Future Tax Sales Tax Revenue TOB VRDO	0.070%	2/4/21	15,000	15,000
[1,3]	New York City NY Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.070%	2/4/21	1,050	1,050
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	800	856
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/22	800	839
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	1,690	1,812
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	15,625	16,755
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	28,620	30,691
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	100	108
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	265	287
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	5,300	5,491
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	28,715	31,850
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	225	263
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	150	166
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	15,420	18,184
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,310	2,828
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	710	736
[1,3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.060%	2/4/21	45,450	45,450
[1,3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.070%	2/4/21	8,000	8,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	22,185	22,185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	31,700	31,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	8,000	8,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	17,925	17,925
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	22,715	22,715
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	2/3/21	18,800	18,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	2/4/21	8,770	8,770
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.050%	2/4/21	27,160	27,160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.060%	2/4/21	6,000	6,000
[5]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.310%	2/1/21	52,175	52,175
[5]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.090%	2/4/21	14,925	14,925
	New York City Water & Sewer System Water Revenue	5.000%	6/15/23	520	580
	New York City Water & Sewer System Water Revenue	5.000%	6/15/25	1,070	1,218
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	26,295	26,295
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	18,855	18,855
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	7,040	7,040
	New York City Water & Sewer System Water Revenue VRDO	0.050%	2/3/21	56,800	56,800
	New York City Water & Sewer System Water Revenue VRDO	0.040%	2/4/21	20,650	20,650
	New York City Water & Sewer System Water Revenue VRDO	0.040%	2/4/21	97,290	97,290
[1,3]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.070%	2/4/21	10,000	10,000
[1,3]	New York Liberty Development Corp. Port, Airport & Marina Revenue TOB VRDO	0.090%	2/4/21	60,005	60,005
[1,3]	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.090%	2/4/21	10,000	10,000
[1,3]	New York Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.160%	2/4/21	13,955	13,955
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	9,900	9,900
	New York NY GO	4.000%	8/1/21	3,050	3,109
	New York NY GO	5.000%	8/1/21	1,095	1,122
	New York NY GO	5.000%	8/1/21	1,185	1,214
	New York NY GO	5.000%	8/1/21	31,040	31,797
	New York NY GO	5.000%	8/1/21	9,400	9,629
	New York NY GO	5.000%	8/1/21	5,000	5,122
	New York NY GO	5.000%	8/1/21	4,855	4,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	New York NY GO	0.310%	10/1/21	39,275	39,275
	New York NY GO	5.000%	4/1/22	1,990	2,100
	New York NY GO	5.000%	8/1/22	200	214
	New York NY GO	5.000%	8/1/22	100	107
	New York NY GO	5.000%	8/1/22	3,480	3,726
	New York NY GO	5.000%	8/1/22	18,500	19,809
	New York NY GO	5.000%	8/1/22	39,950	42,778
	New York NY GO	5.000%	8/1/22	3,000	3,212
	New York NY GO	5.000%	8/1/22	30,160	32,295
	New York NY GO	5.000%	8/1/22	9,310	9,969
	New York NY GO	5.000%	8/1/22	13,085	14,011
	New York NY GO	5.000%	8/1/22	50	54
	New York NY GO	4.000%	12/1/22	1,650	1,762
	New York NY GO	4.000%	8/1/23	1,500	1,529
	New York NY GO	5.000%	8/1/23	945	1,056
	New York NY GO	5.000%	8/1/23	65	73
	New York NY GO	5.000%	8/1/23	1,725	1,928
	New York NY GO	5.000%	8/1/23	3,000	3,353
	New York NY GO	5.000%	8/1/23	1,515	1,552
	New York NY GO	5.000%	8/1/23	4,800	5,145
	New York NY GO	5.000%	8/1/23	1,635	1,827
	New York NY GO	5.000%	8/1/23	350	391
	New York NY GO	5.000%	8/1/23	420	469
	New York NY GO	5.000%	8/1/23	465	520
	New York NY GO	5.000%	6/1/24	145	167
	New York NY GO	4.000%	8/1/24	100	113
	New York NY GO	5.000%	8/1/24	650	728
	New York NY GO	5.000%	8/1/24	560	651
	New York NY GO	5.000%	8/1/24	1,775	2,065
	New York NY GO	5.000%	8/1/24	445	517
	New York NY GO	5.000%	8/1/24	3,600	4,187
	New York NY GO	5.000%	8/1/24	395	459
	New York NY GO	5.000%	8/1/24	150	174
	New York NY GO	5.000%	8/1/24	13,000	15,120
	New York NY GO	5.000%	8/1/24	1,695	1,897
	New York NY GO	5.000%	8/1/24	1,640	1,836
	New York NY GO	5.000%	10/1/24	215	222
	New York NY GO	5.000%	8/1/25	1,170	1,226
	New York NY GO	5.000%	8/1/25	435	525
	New York NY GO	5.000%	8/1/25	3,000	3,622
[5]	New York NY GO	0.090%	8/1/26	3,350	3,350
[5]	New York NY GO	0.140%	8/1/26	35,075	35,075
[5]	New York NY GO	0.310%	8/1/26	36,575	36,575
[5]	New York NY GO	0.310%	8/1/26	38,725	38,725
	New York NY GO	5.000%	8/1/26	1,125	1,402
[13]	New York NY GO	0.140%	10/1/27	7,875	7,875
[5]	New York NY GO	0.310%	1/1/32	20,575	20,575
[5]	New York NY GO	0.140%	6/1/36	12,225	12,225
[1,3]	New York NY GO TOB VRDO	0.070%	2/4/21	2,500	2,500
[1,3]	New York NY GO TOB VRDO	0.070%	2/4/21	4,600	4,600
	New York NY GO VRDO	0.010%	2/1/21	10,000	10,000
	New York NY GO VRDO	0.010%	2/1/21	32,165	32,165
	New York NY GO VRDO	0.010%	2/1/21	19,970	19,970
	New York NY GO VRDO	0.010%	2/1/21	14,000	14,000
	New York NY GO VRDO	0.300%	2/1/21	11,000	11,000
[3]	New York NY GO VRDO	0.040%	2/4/21	36,095	36,095
	New York NY GO VRDO	0.040%	2/4/21	90,025	90,025
[3]	New York NY GO VRDO	0.040%	2/4/21	12,445	12,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New York NY GO VRDO	0.040%	2/4/21	25,565	25,565
[3]	New York NY GO VRDO	0.040%	2/4/21	13,495	13,495
[3]	New York NY GO VRDO	0.060%	2/4/21	30,165	30,165
	New York NY GO, ETM	5.000%	8/1/21	4,565	4,676
	New York NY GO, ETM	5.000%	8/1/21	7,180	7,357
	New York NY GO, ETM	5.000%	8/1/21	845	866
	New York NY GO, Prere.	5.000%	8/1/21	485	497
	New York NY GO, Prere.	5.000%	8/1/21	5,365	5,496
	New York NY GO, Prere.	5.000%	4/1/22	4,300	4,546
	New York State Dormitory Authority College & University Revenue VRDO	0.040%	2/4/21	9,655	9,655
[3]	New York State Dormitory Authority College & University Revenue VRDO	0.040%	2/4/21	23,150	23,150
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	360	413
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	385	451
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	350	434
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	415	523
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/21	780	807
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	2,550	2,550
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	10,130	10,148
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	8,140	8,155
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	63,405	63,518
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	12,805	12,828
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/31/21	69,000	69,564
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	635	667
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	50,000	52,537
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	5,000	5,274
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	8,500	8,966
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	600	604
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	5,460	5,958
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	2,840	2,982
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	4,800	5,270
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	285	314
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	100	110
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	39,020	43,023
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	2,000	2,108
	New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/23	110	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	665	725
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	210	241
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	300	329
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	350	401
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	6,000	6,896
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	22,800	26,206
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/24	16,000	18,762
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	2,200	2,397
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	1,000	1,190
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	24,620	29,402
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/25	8,925	10,861
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	9,500	11,759
[1,3]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	2/4/21	6,185	6,185
	New York State Dormitory Authority Income Tax Revenue VRDO	0.030%	2/4/21	75,300	75,300
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	620	698
[1,3]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	0.070%	2/4/21	17,500	17,500
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	380	443
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,015	1,094
[5]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/23	2,000	2,251
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	160	187
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/21	1,850	1,905
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,305	1,411
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,350	1,520
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,250	1,462
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	900	1,091
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	50,000	50,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	100	105
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	50,090	52,835
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	455	502
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	125	149
[1,3]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.070%	2/4/21	4,405	4,405
[1,3]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.070%	2/4/21	11,200	11,200
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	115	127
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/23	2,000	2,183
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	2,950	2,959
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	3,570	3,581
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	5/1/21	2,560	2,571
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.950%	5/1/22	4,000	4,003
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	5/1/22	4,650	4,665
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	5/1/22	4,220	4,224
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/22	6,865	7,069
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/22	1,875	1,882
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	3,040	3,161
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	8,565	8,575
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	7,800	7,879
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	3,085	3,105
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	1,150	1,153
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	4,250	4,255
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	4,200	4,203
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	8,815	9,282
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,250	1,259
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	30,775	30,901
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,460	15,475
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,400	1,413
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	6,197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	2,250	2,288
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	1,440	1,460
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	3,425	3,437
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,625	2,636
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,720	16,898
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,360	3,366
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	2,960	2,980
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	4,610	4,624
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	8,000	8,024
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,764
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.875%	2/18/21	2,535	2,537
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	52,100	52,100
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	10,000	10,000
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	58,810	58,810
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	2/3/21	6,065	6,065
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	2/3/21	26,225	26,225
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	565	616
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	490	511
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,575	1,784
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	200	209
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/22	4,335	4,360
[1,3]	New York State Thruway Authority Personal Income Tax Revenue TOB VRDO	0.080%	2/4/21	9,000	9,000
[3]	New York State Urban Development Corp. Appropriations Revenue VRDO	0.030%	2/4/21	3,520	3,520
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	12,860	12,936
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	19,195	19,308
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	3,410	3,597
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,525	4,773
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/22	1,500	1,591
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	495	546
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,000	1,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,525	1,682
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	855	983
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	400	460
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,250	1,376
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	620	713
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	5,075	5,837
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	20,000	23,002
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,000	5,976
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	6,000	7,427
[1,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	2/4/21	7,455	7,455
[1,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	2/4/21	18,875	18,875
[1,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	2/4/21	11,500	11,500
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.030%	2/4/21	5,000	5,000
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.030%	2/4/21	10,000	10,000
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.040%	2/4/21	13,050	13,050
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/21	400	416
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	400	451
	North Babylon Union Free School District BAN GO	1.500%	7/8/21	4,700	4,725
[1,3]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.090%	2/4/21	43,800	43,800
[2]	Oyster Bay NY GO	4.000%	11/1/23	1,000	1,102
	Port Authority of New York & New Jersey	0.280%	2/24/21	7,000	7,000
	Port Authority of New York & New Jersey	0.250%	3/10/21	9,210	9,211
	Port Authority of New York & New Jersey	0.140%	3/24/21	11,000	11,000
	Port Authority of New York & New Jersey	0.140%	4/7/21	5,000	5,000
[1,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.060%	2/4/21	9,750	9,750
[1,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.060%	2/4/21	5,240	5,240
[1,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.060%	2/4/21	7,500	7,500
[1,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.070%	2/4/21	8,540	8,540
[1,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	2/4/21	5,600	5,600
[1,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.120%	2/4/21	1,170	1,170
[1,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.120%	2/4/21	8,500	8,500
[1,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.120%	2/7/21	850	850
[1,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.120%	2/7/21	530	530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sag Harbor Union Free School District GO	1.500%	6/24/21	6,500	6,534
[6]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/22	560	590
[6]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	714
	Schenectady NY BAN GO	2.000%	5/7/21	4,805	4,828
	South Glens Falls Central School District BAN GO	2.000%	7/23/21	33,520	33,788
[2]	Suffolk County NY GO	5.000%	4/1/21	2,565	2,585
[5]	Suffolk County NY GO	4.000%	10/15/21	2,035	2,087
[2]	Suffolk County NY GO	5.000%	4/1/22	3,005	3,165
[5]	Suffolk County NY GO	4.000%	10/15/22	6,680	7,085
[5]	Suffolk County NY GO	5.000%	5/15/23	4,000	4,420
[5]	Suffolk County NY GO	4.000%	10/15/23	4,555	4,996
[5]	Suffolk County NY GO	5.000%	11/1/23	8,120	9,141
[5]	Suffolk County NY GO	4.000%	2/1/24	4,315	4,770
[5]	Suffolk County NY GO	5.000%	5/15/24	7,100	8,150
[5]	Suffolk County NY GO	5.000%	11/1/24	8,525	9,956
[5]	Suffolk County NY GO	5.000%	5/15/25	7,390	8,784
[5]	Suffolk County NY GO	5.000%	11/1/25	8,950	10,810
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,015	1,101
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	855	927
[4]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 0.500%	0.596%	5/15/21	5,485	5,490
[4]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.290%	5/15/24	17,010	16,770
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.500%	1/1/22	4,530	4,754
[1,3]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.140%	2/4/21	5,560	5,560
[1,3]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.140%	2/4/21	7,500	7,500
[1,3]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.140%	2/4/21	4,500	4,500
[1,3]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.140%	2/4/21	4,810	4,810
[4]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.700%	0.796%	2/1/21	13,645	13,645
[4]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, 67% of SOFR + 0.380%	0.387%	11/1/23	1,765	1,765
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/21	1,000	1,023
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	1,620	1,721
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	1,250	1,382
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,717
[6]	Troy NY BAN GO	1.500%	2/4/22	17,436	17,645
	Trust for Cultural Resources of The City of New York Miscellaneous Revenue	4.000%	2/1/23	150	160
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	4,565	4,636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,885	1,908
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,875	1,991
	Vestal NY Central School District BAN GO	1.500%	7/29/21	5,825	5,865
	Webster NY BAN GO	1.750%	7/7/21	6,600	6,641
	West Babylon Union Free School District GO	1.500%	6/25/21	10,000	10,053
[3,8]	Yonkers Industrial Development Corp. Miscellaneous Revenue VRDO	0.050%	2/3/21	12,835	12,835
					4,242,996
North Carolina (1.4%)
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,218
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/24	225	259
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	239
	Brunswick County NC GO	5.000%	8/1/24	1,970	2,301
	Buncombe County NC Appropriations Revenue, Prere.	5.000%	6/1/22	250	266
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/21	875	889
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	300	320
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	167
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	140	162
	Charlotte NC GO	5.000%	7/1/22	3,725	3,982
	Charlotte NC GO	5.000%	6/1/23	4,665	5,195
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/22	1,390	1,486
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	1,045	1,168
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	80	87
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	13,000	13,660
[4]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.490%	3/1/21	21,000	21,003
[3,5]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	14,455	14,455
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	18,875	18,875
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	7,750	7,750
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	420	459
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	873
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fayetteville NC Public Works Commission Multiple Utility Revenue	5.000%	3/1/21	1,000	1,004
	Greensboro NC Combined Water & Sewer System Water Revenue	5.250%	6/1/21	4,370	4,445
	Guilford County NC GO	5.000%	2/1/21	1,200	1,200
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	315
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	380	414
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	445	501
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	350	407
	Mecklenburg County NC GO	5.000%	3/1/22	1,000	1,053
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,000	1,031
	North Carolina Appropriations Revenue	5.000%	5/1/22	5,430	5,761
	North Carolina Appropriations Revenue	5.000%	5/1/23	15,145	16,791
[1,3]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.070%	2/4/21	2,280	2,280
	North Carolina GO	5.000%	6/1/21	1,000	1,016
	North Carolina GO	4.000%	5/1/22	10,000	10,485
	North Carolina GO	4.000%	6/1/22	3,330	3,502
	North Carolina GO	5.000%	6/1/23	1,500	1,670
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/21	4,250	4,267
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/21	225	226
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	3,770	3,968
	North Carolina Medical Care Commission GO	5.000%	6/1/21	17,915	18,206
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	275	281
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	350	370
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	499
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	837
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	365	393
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	372
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	6/1/22	20,250	20,723
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.390%	1/28/21	10,395	10,395
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/3/21	18,025	18,025
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	295	314
[6]	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/23	1,465	1,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,250	1,441
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/22	1,075	1,119
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	12,755	14,501
	Raleigh NC GO	5.000%	9/1/22	2,000	2,154
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/21	445	452
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/22	300	319
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/23	250	277
	Union County NC Enterprise System Water Revenue	5.000%	6/1/21	765	777
	Union County NC Enterprise System Water Revenue	5.000%	6/1/22	565	602
	Union County NJ GO	5.000%	9/1/21	1,200	1,234
[4]	University of North Carolina at Chapel Hill College & University Revenue PUT, 67% of 1M USD LIBOR + 0.350%	0.446%	6/1/21	5,100	5,103
	Wake County NC Appropriations Revenue	5.000%	9/1/22	4,250	4,580
	Wake County NC Appropriations Revenue	5.000%	9/1/23	6,000	6,744
	Wake County NC GO	5.000%	3/1/21	2,395	2,405
	Wake County NC GO	5.000%	3/1/21	1,645	1,652
	Wake County NC GO	5.000%	3/1/21	2,385	2,394
	Wake County NC GO	5.000%	4/1/21	2,400	2,419
	Wake County NC GO	5.000%	9/1/21	1,505	1,548
	Wake County NC GO	5.000%	3/1/22	8,800	9,269
	Wake County NC GO	5.000%	3/1/23	5,000	5,508
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/22	200	213
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/23	1,000	1,113
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/24	1,500	1,741
					295,652
North Dakota (0.1%)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,030
[4]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.440%	8/1/21	10,000	10,000
[1,3]	North Dakota Public Finance Authority Appropriations Revenue TOB VRDO	0.140%	2/4/21	5,095	5,095
	West Fargo ND GO	4.000%	5/1/21	225	227
	West Fargo ND GO	4.000%	5/1/22	400	418
	West Fargo ND GO	4.000%	5/1/24	465	517
					17,287
Ohio (3.8%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	225	269
[3]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/4/21	47,375	47,375
[3]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/4/21	1,000	1,000
	Akron OH Income Tax Revenue	4.000%	12/1/21	200	206
	Akron OH Income Tax Revenue	4.000%	12/1/22	355	378
	Akron OH Income Tax Revenue	4.000%	12/1/22	200	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Akron OH Income Tax Revenue	4.000%	12/1/23	360	396
	Akron OH Income Tax Revenue	4.000%	12/1/23	250	275
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,605	2,666
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	300	312
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,750	4,013
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	434
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	622
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,160	1,364
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	14,190	15,003
[1,3]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.170%	2/4/21	3,750	3,750
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/23	7,970	8,735
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	6,350	7,243
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects) PUT	2.250%	3/1/21	8,000	8,011
	American Municipal Power Inc. Electric Power & Light Revenue PUT	2.300%	8/15/21	26,050	26,258
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	750	779
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	750	813
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	46,305	50,058
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,100	1,137
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	285	290
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	925	960
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,675	1,816
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	310	337
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/22	8,760	9,152
	Cleveland OH GO	2.000%	12/1/21	300	305
	Cleveland OH GO	4.000%	12/1/21	375	387
	Cleveland OH GO	2.000%	12/1/22	300	310
	Cleveland OH GO	4.000%	12/1/22	350	374
	Cleveland OH GO	5.000%	12/1/22	735	799
	Cleveland OH GO	3.000%	12/1/23	355	383
	Cleveland OH GO	4.000%	12/1/23	500	553
	Cleveland OH GO	3.000%	12/1/24	445	490
	Cleveland OH GO	3.000%	12/1/25	185	208
	Columbus OH GO	5.000%	4/1/21	1,660	1,673
	Columbus OH GO	5.000%	7/1/21	350	357
	Columbus OH GO	5.000%	2/15/22	2,500	2,627
	Columbus OH GO	5.000%	4/1/22	1,375	1,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbus OH GO	5.000%	4/1/23	1,400	1,547
[6]	Columbus OH GO	5.000%	4/1/23	1,500	1,654
	Columbus OH GO	5.000%	4/1/24	800	922
[6]	Columbus OH GO	5.000%	4/1/24	8,000	9,206
[6]	Columbus OH GO	5.000%	4/1/24	1,500	1,726
[3]	Columbus Regional Airport Authority Miscellaneous Revenue (OASBO Expanded Asset Program) VRDO	0.040%	2/4/21	3,565	3,565
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	240	251
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	492
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	470	525
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	297
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	625	697
[1,3]	Cuyahoga OH COP TOB VRDO	0.160%	2/7/21	4,155	4,155
	Franklin County OH GO	5.000%	6/1/21	1,805	1,834
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	100	103
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	435	471
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	526
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	565
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	0.220%	2/1/21	5,200	5,200
[4]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.470%	5/15/21	7,500	7,503
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/3/21	5,100	5,100
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	35,630	35,630
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/4/21	13,910	13,910
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/4/21	30,960	30,960
	Grandview Heights City School District GO	4.000%	12/1/21	520	537
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	175	195
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	100	115
[4]	Hamilton County OH Health, Hospital, Nursing Home Revenue PUT	0.030%	1/28/21	4,350	4,350
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/4/21	13,540	13,540
[1,3]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/4/21	11,395	11,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	6,150	6,983
[2]	Hillsdale Local School District COP	4.000%	12/1/21	1,000	1,030
[2]	Hillsdale Local School District COP	4.000%	12/1/23	675	740
[2]	Hillsdale Local School District COP	4.000%	12/1/24	625	705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	0.110%	2/4/21	47,000	47,000
[1,3]	Kettering Health Network Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.240%	2/4/21	11,160	11,160
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	100	115
[3]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	11/1/24	2,625	3,088
[6]	Lebanon City School District GO	2.000%	12/1/21	200	203
[6]	Lebanon City School District GO	2.000%	12/1/22	100	103
[6]	Lebanon City School District GO	2.000%	12/1/23	130	137
[6]	Lebanon City School District GO	3.000%	12/1/24	200	221
[6]	Lebanon City School District GO	3.000%	12/1/25	130	146
[2]	Lorain OH GO	4.000%	12/1/21	225	232
[2]	Lorain OH GO	4.000%	12/1/23	300	328
[2]	Lorain OH GO	4.000%	12/1/25	260	297
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	310	319
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	100	103
[1,3]	Miami University of Ohio General Receipts College & University Revenue TOB VRDO	0.070%	2/4/21	3,785	3,785
	Miami University OH College & University Revenue	5.000%	9/1/25	300	364
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/21	125	127
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/22	150	158
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/23	150	163
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	168
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	215	247
[6]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	175	196
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	361
[2]	Midview Local School District COP	4.000%	11/1/22	615	654
[2]	Midview Local School District COP	4.000%	11/1/23	1,160	1,269
[2]	Midview Local School District COP	4.000%	11/1/24	1,205	1,353
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	120	134
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	134
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,138
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	361
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,354
	Ohio Appropriations Revenue	5.000%	12/1/23	615	697
	Ohio Appropriations Revenue	5.000%	12/1/24	450	530
	Ohio Appropriations Revenue	5.000%	12/1/25	495	604
	Ohio Department of Administrative Services COP	5.000%	9/1/21	420	432
	Ohio Department of Administrative Services COP	5.000%	3/1/22	250	263
	Ohio Department of Administrative Services COP	5.000%	9/1/22	500	538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Department of Administrative Services COP	5.000%	9/1/23	500	561
	Ohio Department of Administrative Services COP	5.000%	3/1/25	300	356
	Ohio Department of Administrative Services COP	5.000%	3/1/26	210	258
	Ohio GO	5.000%	2/1/21	2,250	2,250
	Ohio GO	5.000%	5/1/21	10,120	10,244
	Ohio GO	5.000%	5/1/21	1,130	1,144
	Ohio GO	5.000%	5/1/21	11,050	11,185
	Ohio GO	5.000%	9/15/21	1,300	1,340
	Ohio GO	5.000%	2/1/22	1,220	1,280
	Ohio GO	5.000%	5/1/22	10,525	11,172
	Ohio GO	5.000%	5/1/22	1,935	2,054
	Ohio GO	5.000%	6/15/22	9,810	10,472
	Ohio GO	5.000%	9/15/22	9,865	10,652
	Ohio GO	5.000%	12/15/22	7,980	8,713
	Ohio GO	5.000%	5/1/23	10,945	12,142
	Ohio GO	5.000%	5/1/23	2,035	2,258
	Ohio GO	5.000%	6/15/23	5,000	5,576
	Ohio GO	5.000%	6/15/23	10,660	11,889
	Ohio GO	5.000%	8/1/23	4,500	5,048
	Ohio GO	5.000%	5/1/24	2,135	2,469
	Ohio GO	5.000%	8/1/24	10,000	11,681
	Ohio GO	5.000%	8/1/24	23,115	27,000
	Ohio GO	5.000%	9/15/24	10,000	11,737
	Ohio GO	5.000%	8/1/25	6,155	7,462
	Ohio GO	5.000%	8/1/25	9,500	11,517
	Ohio GO	5.000%	9/15/25	3,500	4,263
	Ohio GO	5.000%	8/1/26	6,710	8,410
	Ohio GO	5.000%	9/15/26	5,000	6,293
[3]	Ohio GO VRDO	0.040%	2/3/21	2,170	2,170
	Ohio GO, Prere.	5.000%	5/1/22	1,250	1,326
	Ohio GO, Prere.	5.000%	6/15/22	1,000	1,067
	Ohio Government Fund/Grant Revenue	5.000%	12/15/21	20,000	20,859
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	2,500	2,844
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,805	2,989
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,040	2,416
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	140	164
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	3,550	4,141
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.230%	2/1/21	13,000	13,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.230%	2/1/21	10,875	10,875
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.270%	2/1/21	13,250	13,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	12,165	12,165
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/23	390	428
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	559
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	415	490
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/26	1,100	1,342
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/21	1,045	1,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	264
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/22	1,090	1,163
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/24	1,230	1,419
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.750%	6/1/21	1,060	1,065
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,750	1,892
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,250	1,407
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	725	849
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/21	2,755	2,845
	Ohio Lease (Appropriation) Revenue VRDO	0.030%	2/4/21	29,150	29,150
	Ohio State University College & University Revenue	5.000%	12/1/21	1,400	1,457
	Ohio State University College & University Revenue	5.000%	12/1/22	1,110	1,208
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	155	170
[1,3]	Ohio Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.110%	2/4/21	7,500	7,500
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/21	2,975	3,097
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,670	1,859
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,680	1,991
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	600	711
	Ohio Water Development Authority Water Revenue	5.250%	12/1/21	1,250	1,286
	Ohio Water Development Authority Water Revenue	5.000%	6/1/22	1,950	2,077
	Ohio Water Development Authority Water Revenue	5.000%	12/1/22	1,650	1,798
	South-Western City School District GO	4.000%	12/1/22	1,390	1,488
	University of Akron College & University Revenue	5.000%	1/1/23	700	758
	University of Akron College & University Revenue	5.000%	1/1/24	535	604
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	625	653
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	284
					808,285
Oklahoma (0.1%)
	Oklahoma City OK GO	4.000%	3/1/21	2,940	2,949
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	520	533
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	955	1,143
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/22	1,235	1,303
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	775	846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma State University College & University Revenue	5.000%	9/1/24	185	216
	Oklahoma State University College & University Revenue	5.000%	9/1/25	950	1,153
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/21	1,405	1,416
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/21	975	989
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/23	1,025	1,120
	Tulsa County Independent School District No. 11 Owasso GO	4.000%	1/1/22	7,450	7,712
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/21	930	956
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	1,050	1,128
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	500	559
	University of Oklahoma College & University Revenue	3.000%	7/1/21	275	278
	University of Oklahoma College & University Revenue	4.000%	7/1/22	150	158
	University of Oklahoma College & University Revenue	4.000%	7/1/23	205	223
	University of Oklahoma College & University Revenue	4.000%	7/1/24	215	241
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,250	1,496
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,515	1,813
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,180	1,412
	University of Oklahoma College & University Revenue	5.000%	7/1/25	220	263
					27,907
Oregon (0.9%)
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	379
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	135	153
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	200
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	5,600	6,446
	Jackson County School District No. 5 Ashland GO	4.000%	6/15/21	835	847
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/22	650	693
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/23	680	758
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	362
[1,3,5]	Medford OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/4/21	3,750	3,750
	Multnomah County OR GO	5.000%	6/1/21	8,770	8,912
	Multnomah County OR GO	5.000%	6/1/22	9,205	9,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	42,970	47,891
	Multnomah County School District No. 1 Portland GO	5.000%	6/15/22	150	160
	Ohio GO	5.000%	8/1/22	1,005	1,079
	Oregon (M Seismic Project) GO	5.000%	6/1/21	2,075	2,109
	Oregon (Q State Project) GO	5.000%	5/1/22	1,525	1,618
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/21	6,020	6,252
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	875	993
[1,3]	Oregon Facilities Authority College & University Revenue (Reed College Project) TOB VRDO	0.070%	2/4/21	7,500	7,500
	Oregon GO	5.000%	5/1/21	2,065	2,090
	Oregon GO	5.000%	8/1/21	1,750	1,793
	Oregon GO	4.000%	11/1/21	3,610	3,716
	Oregon GO	5.000%	5/1/22	1,000	1,061
	Oregon GO	4.000%	11/1/22	1,245	1,330
	Oregon GO	5.000%	11/1/22	2,270	2,464
	Oregon GO	5.000%	5/1/23	1,365	1,514
	Oregon GO	5.000%	11/1/23	1,205	1,365
	Oregon GO	5.000%	11/1/23	1,500	1,699
	Oregon GO	5.000%	5/1/24	1,345	1,555
	Oregon GO, Prere.	5.000%	5/1/21	4,105	4,155
	Oregon Health & Science University College & University Revenue PUT	5.000%	11/1/22	25,950	27,567
	Oregon Health & Science University College & University Revenue PUT	5.000%	11/1/24	16,985	19,224
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	475	548
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/21	500	509
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/22	460	489
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/23	275	306
[14]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/22	230	240
[14]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/23	200	218
[14]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/25	275	325
[1,3]	University of Oregon General College & University Revenue TOB VRDO	0.070%	2/4/21	15,000	15,000
[7]	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/21	4,000	4,072
	Washington County OR GO	5.000%	6/1/24	1,110	1,288
					192,433
Pennsylvania (4.7%)
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	255	259
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	716
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	522
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,750	1,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/22	1,500	1,560
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	2,000	2,138
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,875	2,056
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	3,335	3,724
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	160	186
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, 67% of 3M USD LIBOR + 0.720%	0.864%	2/1/21	1,545	1,545
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/24	300	337
[5]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/25	125	153
	Allentown City School District GO TRAN	2.375%	3/31/21	1,700	1,700
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	1,210	1,261
[5]	Altoona PA Sewer GO	5.000%	12/1/21	230	239
[5]	Altoona PA Sewer GO	5.000%	12/1/22	200	216
[5]	Altoona PA Sewer GO	5.000%	12/1/23	300	338
[2]	Armstrong School District GO	3.000%	3/15/22	300	309
[2]	Armstrong School District GO	3.000%	3/15/23	400	421
[2]	Armstrong School District GO	3.000%	3/15/24	565	607
[2]	Beaver County PA GO	4.000%	4/15/21	695	700
[2]	Beaver County PA GO	4.000%	4/15/22	720	748
	Bensalem Township School District GO	3.000%	6/1/23	115	122
	Bensalem Township School District GO	3.000%	6/1/24	500	541
	Bensalem Township School District GO	4.000%	6/1/25	425	487
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/22	1,090	1,151
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/21	500	500
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	800	851
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/24	475	520
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project) PUT	5.000%	8/1/24	2,250	2,518
	Berks County PA GO	5.000%	11/15/21	700	727
	Berks County PA GO	5.000%	11/15/22	575	625
[4]	Bethlehem Area School District Lease Revenue PUT, 70% of 1M USD LIBOR + 0.480%	0.566%	2/16/21	11,470	11,469
[4]	Bethlehem Area School District Miscellaneous Revenue PUT, 70% of 1M USD LIBOR + 0.490%	0.576%	5/1/21	6,610	6,610
[5]	Bethlehem PA GO	5.000%	12/1/21	305	317
[5]	Bethlehem PA GO	5.000%	12/1/22	300	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	0.060%	2/4/21	11,520	11,520
[2]	Capital Region Water Water Revenue	5.000%	7/15/22	1,725	1,838
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	820	885
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,110	1,180
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,120	1,244
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	659
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,185	1,422
[5]	Coatesville School District GO, ETM	5.000%	8/1/21	2,540	2,602
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	2,030	2,240
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	100	115
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	287
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	375	446
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	250	307
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	555	591
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,500	1,597
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,000	1,015
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,790	1,899
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	3,013
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	290	333
	Commonwealth of Pennsylvania COP	5.000%	7/1/22	300	319
	Commonwealth of Pennsylvania GO	5.000%	3/1/21	11,900	11,947
	Commonwealth of Pennsylvania GO	5.000%	7/15/21	500	511
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	500	515
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	5,100	5,369
	Commonwealth of Pennsylvania GO	5.000%	10/15/22	270	292
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	665	727
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	450	493
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	165	182
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	110	120
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	22,364
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	11,500	12,905
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	255	287
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	125	141
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	4,510	5,150
	Commonwealth of Pennsylvania GO	5.000%	5/1/24	16,145	18,658
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	160	181
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	10,000	10,382
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	8,250	8,565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	210	224
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	185	204
[2]	Connellsville Area School District GO	4.000%	8/15/21	500	510
[2]	Connellsville Area School District GO	4.000%	8/15/22	535	564
[2]	Connellsville Area School District GO	4.000%	8/15/23	755	820
[2]	Connellsville Area School District GO	4.000%	8/15/24	755	844
[5]	Cornell School District GO	4.000%	9/1/22	190	201
[5]	Cornell School District GO	4.000%	9/1/23	525	569
	Delaware County Authority College & University Revenue	4.000%	10/1/21	95	96
	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	103
	Delaware County Authority College & University Revenue	5.000%	10/1/23	120	132
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	283
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	307
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	1,000	1,069
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/23	1,000	1,116
	Delaware River Port Authority Highway Revenue	5.000%	1/1/22	16,930	17,656
	Delaware River Port Authority Highway Revenue	5.000%	1/1/23	9,500	10,334
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	155	176
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	1,210	1,296
[4]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.460%	9/1/21	550	549
[4]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.570%	9/1/22	2,750	2,747
[3]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.040%	2/3/21	40,400	40,400
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	815	865
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	552
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	420
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	146
	Easton Area School District GO	4.000%	4/1/22	250	261
	Easton Area School District GO	4.000%	4/1/23	375	405
	Easton Area School District GO	4.000%	4/1/24	300	335
[3]	Emmaus General Authority Miscellaneous Revenue VRDO	0.030%	2/4/21	11,750	11,750
[5]	Erie School District GO	5.000%	4/1/22	325	342
[5]	Erie School District GO	5.000%	4/1/24	250	284
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/4/21	12,000	12,000
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/21	750	769
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/23	500	541
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	6,000	6,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Hempfield Area School District GO	5.000%	3/15/22	1,000	1,052
	Kennett Consolidated School District GO	4.000%	2/15/21	720	721
	Kennett Consolidated School District GO	4.000%	2/15/22	800	832
	Lackawanna County IDA College & University Revenue	5.000%	11/1/22	1,725	1,862
	Lancaster County PA GO	4.000%	11/1/23	125	137
[1,3]	Lancaster County PA Hospital Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/4/21	4,160	4,160
[2,6]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/21	230	237
[2,6]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/22	175	189
[2,6]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	169
[2,6]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	269
[2,6]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	362
[5]	Lancaster School District GO	4.000%	6/1/21	1,000	1,012
[5]	Lancaster School District GO	5.000%	6/1/21	175	178
[5]	Lancaster School District GO	4.000%	6/1/22	530	556
[5]	Lancaster School District GO	5.000%	6/1/22	225	239
[5]	Lancaster School District GO	4.000%	6/1/23	450	488
[5]	Lancaster School District GO	5.000%	6/1/24	125	144
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	937	958
[1,3]	Lehigh County PA General Purpose Hospital Authority Revenue TOB VRDO	0.340%	2/4/21	4,855	4,855
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,250	1,273
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	585
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	855	950
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,293
[3]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	42,620	42,620
[6]	Lower Merion School District GO	5.000%	11/15/24	3,350	3,950
[5]	Luzerne County IDA Lease Revenue	5.000%	12/15/21	1,190	1,233
[5]	Luzerne County IDA Lease Revenue	5.000%	12/15/22	1,305	1,409
[5]	Luzerne County PA GO	5.000%	12/15/21	1,500	1,560
[5]	Luzerne County PA GO	5.000%	12/15/22	1,000	1,083
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	5.000%	11/1/22	250	270
[4]	Manheim Township School District GO PUT, 68% of 1M USD LIBOR + 0.470%	0.568%	5/1/21	2,000	2,001
[4]	Manheim Township School District GO, 68% of 1M USD LIBOR + 0.320%	0.418%	5/3/21	1,000	1,000
[4]	Manheim Township School District GO, 68% of 1M USD LIBOR + 0.420%	0.518%	11/1/21	1,125	1,126
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,320	1,349
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,725	1,851
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	785	806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	2,067
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	483
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	389
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	431
[4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.760%	2/18/21	10,625	10,625
	Montgomery County PA GO	4.000%	5/1/21	1,990	2,009
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	500	522
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	820	897
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/21	725	739
[1,3]	Mount Lebanon PA School District GO TOB VRDO	0.110%	2/4/21	15,500	15,500
[2]	New Kensington-Arnold School District GO	4.000%	5/15/21	940	950
[2]	New Kensington-Arnold School District GO	4.000%	5/15/22	970	1,014
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.260%	0.300%	11/1/21	755	754
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.400%	11/1/22	810	807
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	0.600%	11/1/24	500	497
	Northampton County General Purpose Authority College & University Revenue VRDO	0.030%	2/4/21	12,170	12,170
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	525	566
[5]	Octorara Area School District GO	4.000%	4/1/22	350	365
[5]	Octorara Area School District GO	4.000%	4/1/24	325	361
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/21	225	227
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	275	291
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	5,000	5,333
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	316
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	16,350	16,350
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project)	2.150%	11/1/21	1,250	1,268
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	2.800%	12/1/21	10,000	10,219
[1,3]	Pennsylvania Economic Development Financing Authority Revenue TOB VRDO	0.190%	2/4/21	3,335	3,335
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/21	350	354
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/21	4,830	4,917
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/21	1,285	1,308
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/22	415	439
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	5,920	6,312
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	1,360	1,450
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	2,730	2,911
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/23	535	590
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	200
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,620
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	289
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	208
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	2.850%	5/1/21	1,520	1,527
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.000%	4/30/22	2,000	2,044
	Pennsylvania Higher Educational Facilities Authority College & University Revenue PUT	2.875%	5/1/21	750	750
[1,3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	0.100%	2/4/21	7,560	7,560
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/21	300	309
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/22	350	377
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	224
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	210	244
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	240
[1,3]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	7,285	7,285
[1,3]	Pennsylvania Housing Finance Agency Single Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.090%	2/4/21	4,530	4,530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.200%	2/4/21	2,150	2,150
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	363
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	235	270
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	335	400
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	955	1,034
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/21	825	837
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	6,130	6,376
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	375	390
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	920	1,001
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	5,250	5,710
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	555	604
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	480	522
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	1,000	1,102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	305	336
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,405	5,006
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	500	568
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	100	114
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,500	1,593
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	500	592
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	1,019
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	250	295
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	120
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	275	338
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	307
[1,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.070%	2/4/21	20,000	20,000
[1,3,5]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.190%	2/4/21	10,280	10,280
[1,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.270%	2/4/21	4,140	4,140
[1,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.270%	2/4/21	2,795	2,795
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.030%	2/4/21	14,875	14,875
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.040%	2/4/21	12,055	12,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.040%	2/4/21	52,900	52,900
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	2,300	2,392
[5]	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	3,985	4,341
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	6,615	7,521
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.430%	0.470%	12/1/21	10,000	10,004
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.500%	0.540%	12/1/21	25,000	25,004
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	0.640%	12/1/23	8,000	8,042
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.740%	12/1/23	5,000	5,024
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	0.940%	12/1/21	9,000	9,018
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.020%	12/1/21	28,135	28,198
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/21	400	404
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	120	134
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	130	149
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	140	164
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/21	125	128
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	125	132
[3]	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue VRDO	0.040%	2/4/21	12,470	12,470
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/22	200	213
[5]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	200	242
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,300	3,549
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	550	638
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	500	580
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	500	601
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.030%	2/4/21	12,200	12,200
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	715	726
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,000	1,086
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	1,470	1,696
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	1,001
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	775	926
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	910	1,083
[1,3]	Philadelphia PA Authority for Industrial Development Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.070%	2/4/21	7,500	7,500
[1,3]	Philadelphia PA Authority for Industrial Development Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.070%	2/4/21	7,500	7,500
	Philadelphia PA GO	5.000%	2/1/21	750	750
	Philadelphia PA GO	5.000%	8/1/21	1,835	1,876
	Philadelphia PA GO	5.000%	8/1/22	2,385	2,546
	Philadelphia PA GO	5.000%	8/1/23	105	117
	Philadelphia PA GO	5.000%	8/1/24	2,635	3,044
[3]	Philadelphia PA GO VRDO	0.030%	2/4/21	2,630	2,630
[1,3]	Philadelphia PA Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.070%	2/4/21	1,590	1,590
	Philadelphia School District GO	5.000%	9/1/21	490	503
	Philadelphia School District GO	5.000%	9/1/21	1,365	1,402
	Philadelphia School District GO	5.000%	9/1/21	6,500	6,674
	Philadelphia School District GO	5.000%	9/1/21	1,250	1,283
	Philadelphia School District GO	5.000%	9/1/22	3,500	3,753
	Philadelphia School District GO	5.000%	9/1/22	1,300	1,394
	Philadelphia School District GO	5.000%	9/1/23	1,095	1,219
	Philadelphia School District GO	5.000%	9/1/23	2,825	3,144
	Philadelphia School District GO	5.000%	9/1/23	1,880	2,092
	Philadelphia School District GO	5.000%	9/1/24	315	363
	Philadelphia School District GO	5.000%	9/1/24	1,050	1,210
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,152
[5]	Pittsburgh & Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.070%	2/4/21	24,300	24,300
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	3.000%	2/1/21	725	725
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/22	600	623
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	890	956
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,884
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,860	2,122
	Pittsburgh PA GO	5.000%	9/1/21	500	514
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/21	13,650	14,022
[5]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/22	200	208
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	300	322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	295	323
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	285	319
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	158
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	319
[4,5]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.690%	6/1/23	5,325	5,338
	Port Authority of Allegheny County Sales Tax Revenue	5.250%	3/1/21	1,325	1,330
	Port Authority of Allegheny County Sales Tax Revenue	5.250%	3/1/22	5,055	5,076
[5]	Reading School District GO	5.000%	3/1/22	540	568
[3]	Ridley School District GO VRDO	0.050%	2/4/21	16,560	16,560
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	305	354
[3]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	2/4/21	18,000	18,000
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/21	375	381
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	398
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	553
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	575
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	750	894
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/21	675	678
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/22	300	316
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,000	1,037
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	765	829
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/21	300	301
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/22	325	341
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	250	274
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	260	296
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	295	347
	Susquehanna Township School District GO	4.000%	5/15/22	250	262
	Susquehanna Township School District GO	4.000%	5/15/23	500	541
	Susquehanna Township School District GO	4.000%	5/15/24	500	558
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/21	1,245	1,289
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	589
[4]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.240%	0.280%	9/15/21	7,850	7,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.400%	2/15/24	24,000	24,088
[3]	West Cornwall Township Municipal Authority Refunding Bonds Revenue VRDO	0.040%	2/4/21	4,800	4,800
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/21	210	213
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	100	104
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	95	101
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	70	76
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	130	145
[1,2,3]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	0.190%	2/4/21	5,665	5,665
[1,2,3]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	0.190%	2/4/21	3,685	3,685
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/23	1,245	1,393
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	156
[2]	Wilkes-Barre PA Area School District GO	5.000%	4/15/23	225	247
[2]	York County School of Technology Authority Lease Revenue	5.000%	2/15/21	740	741
					1,005,570
Puerto Rico (0.3%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/21	4,950	5,024
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	490	506
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	1,070	1,076
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	3,245	3,263
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	3,250	3,276
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/21	3,215	3,336
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,800	3,027
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,065	3,445
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	3,225	3,754
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	7,015	8,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	31,380	29,856
					64,997
Rhode Island (0.1%)
[5]	Providence Public Building Authority Lease (Non-Terminable) Revenue	4.000%	9/15/24	500	558
[5]	Providence Public Building Authority Lease (Non-Terminable) Revenue	5.000%	9/15/25	500	594
	Providence RI GO	5.000%	1/15/22	250	260
	Providence RI GO	5.000%	1/15/23	235	255
	Providence RI GO	5.000%	1/15/24	250	281
	Providence RI GO	5.000%	1/15/25	250	291
	Providence RI GO	5.000%	1/15/26	250	300
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/25	2,000	2,381
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	529
[1,3]	Rhode Island Health & Educational Building Corp. Higher Education Facilities College & University Revenue TOB VRDO	0.140%	2/4/21	6,670	6,670
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.020%	2/4/21	11,600	11,600
[9]	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	1.700%	2/18/21	3,080	3,082
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/23	125	140
					26,941
South Carolina (0.7%)
	Beaufort County SC School District GO	5.000%	3/1/21	5,000	5,020
	Charleston County School District GO	5.000%	2/1/21	1,140	1,140
[4]	Charleston SC Waterworks & Sewer System Water Revenue PUT, 70% of 1M USD LIBOR + 0.370%	0.455%	3/1/21	25,000	25,003
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/23	575	619
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/24	50	56
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/22	190	204
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	865	1,007
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	555	560
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,050	1,109
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	1,000	1,034
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	517
[3]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	11/1/23	17,075	18,832
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	1,250	1,255
	Renewable Water Resources Sewer Revenue	5.000%	1/1/24	2,200	2,508
	Renewable Water Resources Sewer Revenue	5.000%	1/1/25	2,855	3,388
	Renewable Water Resources Sewer Revenue	5.000%	1/1/26	2,525	3,110
	Richland County School District No. 2 GO	5.000%	3/1/24	9,100	10,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	South Carolina Jobs Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	6,000	6,000
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,141
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/21	1,900	1,900
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	29,842
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/21	135	140
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/22	145	158
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/23	160	181
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/24	185	218
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	350	396
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	70	85
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/21	3,385	3,521
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	100	116
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/21	1,100	1,144
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/21	25	26
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/24	350	364
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	425	442
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	5,920	6,158
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	175	182
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	600	639
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	520	553
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	570	607
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	670	713
[3]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue VRDO	0.040%	2/4/21	10,925	10,925
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/21	4,100	4,227
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue, Prere.	5.000%	10/1/22	8,115	8,774
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	412
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	589
					155,828
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,500	1,542
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	145	163
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	175
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	400	483
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	207
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	348
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/24	4,805	5,470
[1,3]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	3,680	3,680
					12,068
Tennessee (2.9%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	10,350	11,333
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	641
[3]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.030%	2/1/21	4,700	4,700
	Franklin IN GO	5.000%	3/1/22	1,170	1,232
	Franklin IN GO	5.000%	3/1/22	1,640	1,727
	Franklin IN GO	5.000%	6/1/24	1,000	1,161
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,075	1,095
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,250	1,331
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	997
	Hamilton County TN GO	5.000%	4/1/21	10,810	10,897
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	1,100	1,108
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,097
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	4/1/21	635	638
	Knox County TN GO	5.000%	6/1/23	1,155	1,285
	Knox County TN GO	5.000%	6/1/23	2,145	2,386
	Knox County TN GO	5.000%	6/1/24	1,540	1,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Knoxville TN GO	5.000%	5/1/24	12,170	14,030
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/23	1,195	1,349
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/24	1,650	1,940
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/25	560	683
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue, Prere.	3.250%	10/1/22	100	105
	Metropolitan Government of Nashville & Davidson County TN	0.140%	2/18/21	75,000	75,001
	Metropolitan Government of Nashville & Davidson County TN	0.160%	2/18/21	25,000	25,001
	Metropolitan Government of Nashville & Davidson County TN	0.160%	2/18/21	75,000	75,001
[6]	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,350	5,052
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	0.270%	2/17/21	50,200	50,202
[1,3]	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue TOB VRDO	0.160%	2/4/21	2,500	2,500
	Metropolitan Government of Nashville & Davidson Water & Sewer Revenue	0.120%	4/8/21	12,500	12,500
[3]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.030%	2/1/21	500	500
	Public Building Authority of Sevier County TN Lease Revenue VRDO	0.010%	2/1/21	42,400	42,400
	Rutherford County TN GO	5.000%	4/1/24	1,875	2,156
[5]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	32,850	32,850
	Shelby County TN GO	5.000%	3/1/21	1,230	1,235
	Shelby County TN GO	5.000%	4/1/24	7,295	8,405
	Shelby County TN GO	5.000%	4/1/25	7,790	9,336
	Shelby County TN GO VRDO	0.040%	2/4/21	56,820	56,820
[3]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	7/1/24	28,435	33,063
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,500	2,721
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	2/1/23	60,825	65,445
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	8/1/25	13,825	15,943
	Tennessee GO	5.000%	8/1/21	1,000	1,024
	Tennessee GO	5.000%	8/1/21	1,095	1,122
	Tennessee GO	5.000%	2/1/22	7,270	7,625
	Tennessee GO	4.000%	8/1/22	6,865	7,264
	Tennessee GO	5.000%	8/1/22	1,500	1,610
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/21	2,515	2,607
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	2,790	3,160
	Williamson County TN GO	5.000%	4/1/21	500	504
	Williamson County TN GO	5.000%	4/1/21	1,125	1,134
	Williamson County TN GO	5.000%	4/1/22	1,450	1,533
	Williamson County TN GO	5.000%	4/1/22	1,465	1,548

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wilson County TN GO	5.000%	4/1/23	2,885	3,186
				609,968
Texas (10.8%)
Aldine Independent School District GO	5.000%	2/15/23	300	330
Aledo Independent School District GO	5.000%	2/15/23	175	192
Aledo Independent School District GO	5.000%	2/15/24	425	486
Aledo Independent School District GO	5.000%	2/15/25	400	475
Aledo Independent School District GO	5.000%	2/15/26	425	523
Alief Independent School District GO	5.000%	2/15/22	1,000	1,051
Alief Independent School District GO	4.000%	2/15/23	1,000	1,039
Allen Independent School District GO	5.000%	2/15/23	1,990	2,188
Alvin TX Independent School District GO	5.000%	2/15/25	600	714
Alvin TX Independent School District GO PUT	2.150%	8/15/21	9,560	9,658
Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,944
Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,275
Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/21	375	384
Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	300	335
Arlington TX GO	5.000%	8/15/21	1,395	1,432
Arlington TX GO	5.000%	8/15/22	1,400	1,505
Arlington TX GO	5.000%	8/15/23	1,000	1,123
Arlington TX GO	5.000%	8/15/23	1,495	1,678
Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/21	250	259
Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	269
Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	252
Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	347
Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/21	150	154
Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	150	161
Austin Independent School District GO	5.000%	8/1/22	355	381
Austin Independent School District GO	5.000%	8/1/24	3,970	4,634
Austin TX GO	5.000%	5/1/23	1,570	1,740
Austin TX GO	5.000%	9/1/23	1,000	1,124
Austin TX GO	5.000%	9/1/23	1,145	1,287
Austin TX GO	5.000%	11/1/23	1,615	1,828
Austin TX GO	5.000%	5/1/24	1,615	1,866
Austin TX GO	5.000%	9/1/24	1,500	1,756
Austin TX GO	5.000%	9/1/24	1,300	1,522
Austin TX GO	5.000%	11/1/24	1,670	1,968
Austin TX GO	5.000%	5/1/25	1,665	2,000
Austin TX GO	5.000%	9/1/25	1,000	1,216
Austin TX GO	5.000%	9/1/25	1,000	1,216
Austin TX GO	5.000%	11/1/25	1,720	2,105
Austin TX GO	5.000%	5/1/26	1,715	2,133
Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	531
Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	530
Bexar County TX GO	5.000%	6/15/23	1,885	2,099
Bexar County TX GO	5.000%	6/15/24	350	406
Bexar County TX GO, Prere.	5.000%	6/15/23	24,525	27,343
Birdville Independent School District GO	5.000%	2/15/24	1,335	1,529
Brazosport Independent School District GO	5.000%	2/15/23	1,550	1,702

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Calhoun County Independent School District GO	5.000%	2/15/22	375	394
	Calhoun County Independent School District GO	5.000%	2/15/23	6,415	7,035
	Calhoun County Independent School District GO	5.000%	2/15/24	3,895	4,448
	Canyon Independent School District GO	5.000%	2/15/23	110	121
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.100%	8/1/21	6,875	6,930
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	110	120
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	130	152
	Central Texas Regional Mobility Authority Highway Revenue BAN	4.000%	1/1/22	3,500	3,546
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	1,200	1,378
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	110	118
[6]	Channelview Independent School District GO	5.000%	8/15/24	3,615	4,219
	Clear Creek Independent School District GO	5.000%	2/15/22	1,625	1,708
	Clear Creek Independent School District GO	5.000%	2/15/23	430	472
	Clear Creek Independent School District GO	5.000%	2/15/24	435	498
	Clear Creek Independent School District GO PUT	2.150%	8/16/21	9,750	9,852
	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,675
	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,504
[5]	Coastal Bend Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.100%	7/1/31	4,325	4,325
	College Station TX GO	5.000%	2/15/21	3,145	3,151
	College Station TX GO	5.000%	2/15/22	1,655	1,738
	College Station TX GO	5.000%	2/15/23	1,735	1,905
	Collin County TX GO	5.000%	2/15/25	1,625	1,936
	Collin County TX GO	5.000%	2/15/26	1,000	1,235
	Comal Independent School District GO	5.000%	2/1/24	2,750	3,146
	Comal Independent School District GO	5.000%	2/1/25	1,500	1,785
	Conroe Independent School District GO	5.000%	2/15/22	3,870	4,067
	Conroe Independent School District GO	5.000%	2/15/23	10,600	11,645
	Conroe Independent School District GO	5.000%	2/15/24	9,235	10,581
	Corpus Christi TX GO	5.000%	3/1/23	850	934
	Corpus Christi TX GO	5.000%	3/1/24	750	858
	Corpus Christi TX GO	5.000%	3/1/25	1,375	1,510
	Corpus Christi TX GO	5.000%	3/1/25	860	1,021
	Cypress-Fairbanks Independent School District GO	4.000%	2/15/24	10,140	10,927
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	11,280	11,396
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	1,145	1,157
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,750	10,913
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	14,625	14,847
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	16,625	16,877
	Cypress-Fairbanks Independent School District GO, Prere.	5.000%	2/15/21	4,020	4,027

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cypress-Fairbanks Independent School District GO, Prere.	5.000%	2/15/21	1,395	1,397
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	585	609
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	145	158
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	680
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,272
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	325
Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,395	1,650
Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,010	1,195
Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,300	1,302
Dallas County TX GO	5.000%	8/15/22	3,700	3,978
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/21	130	135
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	1,500	1,694
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	140	158
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,000	1,217
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,510	3,054
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,250	2,820
Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.510%	7/1/23	3,750	3,835
Dallas Independent School District GO	5.000%	8/15/23	815	916
Dallas Independent School District GO PUT	5.000%	2/15/21	1,735	1,738
Dallas Independent School District GO PUT	5.000%	2/15/22	1,330	1,395
Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	810	851
Dallas TX GO	5.000%	2/15/22	9,030	9,485
Dallas TX GO	5.000%	2/15/22	7,700	8,088
Dallas TX GO	5.000%	2/15/23	3,000	3,292
Dallas TX GO	5.000%	2/15/23	1,445	1,517
Dallas TX GO	5.000%	2/15/23	9,455	10,377
Dallas TX GO	5.000%	2/15/23	7,700	8,451
Denton County TX GO	5.000%	7/15/24	1,145	1,333
Denton County TX GO	5.000%	7/15/25	1,000	1,164
Denton Independent School District GO PUT	2.000%	8/1/24	4,600	4,862
Dickinson Independent School District GO PUT	1.350%	8/2/21	2,600	2,615
Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/23	850	953
Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/24	750	876
Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	10,275	10,802
Ector County Hospital District GO	5.000%	9/15/21	200	205
Ector County Hospital District GO	5.000%	9/15/22	210	223
Ector County Hospital District GO	5.000%	9/15/24	445	505
Ector County Hospital District GO	5.000%	9/15/25	250	292
El Paso TX GO	5.000%	8/15/21	415	426
El Paso TX GO	5.000%	8/15/22	430	462
El Paso TX GO	5.000%	8/15/23	260	292
El Paso TX GO	5.000%	8/15/23	455	511
El Paso TX GO	5.000%	8/15/24	140	164
El Paso TX GO	5.000%	8/15/24	350	409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso TX GO	5.000%	8/15/24	480	561
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/21	6,930	6,957
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/22	3,750	3,948
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	275	283
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	555	586
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	634
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	196
	Fort Bend County TX GO	5.000%	3/1/23	350	385
	Fort Bend County TX GO	5.000%	3/1/23	630	693
	Fort Bend County TX GO	5.000%	3/1/24	185	212
	Fort Bend County TX GO	5.000%	3/1/24	570	653
	Fort Bend County TX GO	5.000%	3/1/25	200	238
	Fort Bend County TX GO	5.000%	3/1/25	500	595
	Fort Bend Independent School District GO PUT	1.500%	8/1/21	10,350	10,416
	Fort Bend Independent School District GO PUT	1.950%	8/1/22	10,565	10,827
	Fort Bend Independent School District GO PUT	0.875%	8/1/25	3,750	3,799
	Fort Worth Independent School District GO	5.000%	2/15/22	2,010	2,112
	Fort Worth Independent School District GO	5.000%	2/15/23	2,165	2,377
	Fort Worth Independent School District GO	5.000%	2/15/24	4,525	5,179
	Fort Worth TX GO	5.000%	3/1/22	1,100	1,104
	Fort Worth TX GO	4.000%	3/1/23	2,255	2,434
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/22	1,665	1,749
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/22	765	804
	Frisco Independent School District GO	5.000%	8/15/21	1,500	1,540
	Frisco Independent School District GO	5.000%	8/15/22	1,210	1,301
	Galena Park Independent School District GO	5.000%	8/15/22	580	624
	Galena Park Independent School District GO	5.000%	8/15/23	1,710	1,914
	Georgetown Independent School District GO	5.000%	8/15/22	255	274
	Georgetown Independent School District GO PUT	2.750%	8/1/22	9,530	9,884
	Goose Creek Consolidated Independent School District GO	5.000%	2/15/21	6,135	6,146
	Goose Creek Consolidated Independent School District GO	5.000%	2/15/23	1,650	1,653
	Goose Creek Consolidated Independent School District GO PUT	1.300%	8/16/21	6,900	6,941
	Goose Creek Consolidated Independent School District GO PUT	0.270%	10/1/21	7,500	7,504
	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	4,075	4,088
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	107,890	117,008
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	43,255	48,042
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	26,045	29,402
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	62,545	71,022
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,400	10,723
	Harlandale Independent School District GO PUT	0.750%	3/1/21	7,250	7,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	1,205	1,224
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,580	1,629
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,000	2,080
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	532
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,078
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	250	269
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,087
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	776
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,406
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,697
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,337
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/21	4,000	4,005
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/22	6,900	7,456
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/22	1,315	1,425
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	500	587
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	3,400	3,998
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,000	11,706
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.460%	6/1/22	6,500	6,477
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/3/21	57,070	57,070
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/3/21	9,100	9,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	100	109
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.830%	0.870%	6/1/21	1,000	1,001
	Harris County Flood Control District GO	4.000%	10/1/23	2,040	2,250
	Harris County Flood Control District GO	4.000%	10/1/24	1,500	1,710
	Harris County Flood Control District GO	5.000%	10/1/25	1,500	1,833
	Harris County Flood Control District GO	5.000%	10/1/26	1,700	2,148
	Harris County Flood Control District Lease Revenue	5.000%	10/1/23	11,655	13,163
[5]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.130%	7/1/31	1,075	1,075
[5]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.140%	7/1/31	4,975	4,975
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,770	1,932
	Harris County TX GO	5.000%	10/1/22	9,845	10,645
	Harris County TX GO	5.000%	8/15/23	3,280	3,682
	Harris County TX GO	5.000%	10/1/23	1,410	1,591
	Harris County TX GO	5.000%	10/1/24	5,640	6,629
[1]	Hays County TX	2.500%	9/15/25	250	258
	Hays County TX GO	5.000%	2/15/22	650	683
	Hidalgo County TX GO	4.000%	8/15/22	580	614
	Hidalgo County TX GO	5.000%	8/15/25	500	603
	Hidalgo County TX GO	5.000%	8/15/26	500	623
[6]	Houston Community College System GO	4.000%	2/15/23	900	969
[6]	Houston Community College System GO	4.000%	2/15/23	2,000	2,153
[6]	Houston Community College System GO	5.000%	2/15/24	1,720	1,966
[6]	Houston Community College System GO	5.000%	2/15/24	3,645	4,166
[6]	Houston Community College System GO	5.000%	2/15/25	1,855	2,204
[6]	Houston Community College System GO	5.000%	2/15/25	6,535	7,766
	Houston Independent School District GO	5.000%	2/15/21	17,605	17,636
	Houston Independent School District GO	5.000%	2/15/22	2,515	2,643
	Houston Independent School District GO	5.000%	2/15/23	1,065	1,170
	Houston Independent School District GO PUT	2.400%	6/1/21	3,450	3,475
	Houston Independent School District GO PUT	2.250%	6/1/22	21,500	22,068
	Houston Independent School District GO PUT	2.250%	6/2/22	21,125	21,683
	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,885
	Houston Independent School District GO PUT	4.000%	6/1/23	11,995	12,985
	Houston Independent School District GO PUT	2.400%	6/1/36	3,400	3,425
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.030%	2/4/21	37,900	37,900
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/21	1,795	1,850
[4]	Houston TX Combined Utility System Water Revenue PUT, 70% of 1M USD LIBOR + 0.360%	0.446%	2/18/21	66,850	66,853
	Houston TX GO	5.000%	3/1/21	17,850	17,921
	Houston TX GO	5.000%	3/1/21	2,500	2,510
	Houston TX GO	5.000%	3/1/22	3,060	3,222
	Houston TX GO	5.000%	3/1/23	1,750	1,926
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/21	1,250	1,283
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	1,000	1,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.140%	4/15/23	1,545	1,532
	Irving Independent School District GO	5.000%	2/15/24	750	859
	Irving TX GO	4.000%	9/15/22	2,980	3,168
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/26	680	853
	Katy Independent School District GO	5.000%	2/15/24	130	143
[4]	Katy Independent School District GO PUT, 67% of 1M USD LIBOR + 0.280%	0.365%	2/8/21	14,350	14,350
	Kaufman County TX GO	5.000%	2/15/23	155	170
	Kaufman County TX GO	5.000%	2/15/23	115	126
	Kaufman County TX GO	5.000%	2/15/24	215	246
	Kaufman County TX GO	5.000%	2/15/24	120	137
	Klein Independent School District GO	5.000%	2/1/24	1,000	1,143
	La Joya Independent School District GO	5.000%	2/15/23	1,450	1,590
	La Joya Independent School District GO	5.000%	2/15/24	2,765	3,156
	La Joya Independent School District GO	5.000%	2/15/25	1,070	1,268
	Lake Travis Independent School District GO PUT	2.625%	2/15/22	4,345	4,451
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	505	518
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,020	1,045
	Laredo College District Combined Fee Revenue GO	5.000%	8/1/24	1,665	1,942
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/21	300	301
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/23	345	379
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/24	1,620	1,801
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	136
	Leander Independent School District GO	5.000%	8/15/21	1,000	1,026
	Leander Independent School District GO	5.000%	8/15/21	1,500	1,540
	Leander Independent School District GO	5.000%	8/15/22	2,250	2,419
	Leander Independent School District GO	5.000%	8/15/23	1,500	1,683
	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	382
	Lewisville Independent School District GO	5.000%	8/15/22	1,185	1,274
	Lewisville Independent School District GO	5.000%	8/15/22	6,085	6,543
	Little Elm Independent School District GO	5.000%	8/15/23	950	1,066
	Little Elm Independent School District GO	5.000%	8/15/24	1,000	1,167
	Little Elm Independent School District GO PUT	0.680%	8/15/22	2,250	2,250
	Lone Star College System GO	5.000%	2/15/21	1,150	1,152
	Longview Independent School District GO	5.000%	2/15/23	575	632
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	531
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	300	346
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	577
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	599
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	425	509
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,125	2,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	3,205	3,249
[1,3]	Lower Colorado River Authority Texas Transmission Contract Electric Power & Light Revenue TOB VRDO	0.070%	2/4/21	7,970	7,970
[1,3]	Lower Colorado River Authority Texas Transmission Contract Electric Power & Light Revenue TOB VRDO	0.160%	2/4/21	5,370	5,370
	Lubbock County TX GO	4.000%	2/15/24	1,580	1,759
	Lubbock Independent School District GO	5.000%	2/15/22	250	263
	Lubbock Independent School District GO	5.000%	2/15/23	250	274
	Lubbock TX GO	5.000%	2/15/24	1,000	1,144
	Lubbock TX GO	5.000%	2/15/25	1,120	1,332
	Lubbock TX Water & Wastewater System Water Revenue	3.000%	2/15/22	370	381
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/23	250	274
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/24	400	458
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/25	525	625
	Mainland College GO	5.000%	8/15/22	625	671
	Mainland College GO	5.000%	8/15/23	500	559
	Mainland College GO	5.000%	8/15/24	275	320
	Mansfield Independent School District GO PUT	2.500%	8/1/21	8,285	8,379
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/21	595	611
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/22	500	536
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/24	665	769
	Midland Independent School District GO	5.000%	2/15/26	130	161
	Midlothian Independent School District GO	5.000%	2/15/22	1,635	1,717
	Midlothian Independent School District GO	5.000%	2/15/23	1,410	1,547
	Midlothian Independent School District GO	5.000%	2/15/24	500	572
	Midlothian Independent School District GO	5.000%	2/15/25	365	434
	Midlothian Independent School District GO PUT	2.000%	8/1/24	3,265	3,448
	Midway Independent School District GO	5.000%	8/15/23	325	364
	Nederland Independent School District GO	5.000%	8/15/22	1,620	1,742
	New Braunfels TX GO	5.000%	2/1/23	710	777
	New Braunfels TX GO	5.000%	2/1/24	1,270	1,448
	New Braunfels TX GO	5.000%	2/1/25	1,310	1,550
	New Braunfels TX GO	5.000%	2/1/26	2,005	2,455
	New Caney Independent School District GO PUT	3.000%	8/15/21	8,250	8,373
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,855	1,902
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	640	690
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	4.000%	11/1/21	930	953
[1,3]	New York State Urban Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	6,500	6,500
	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/23	100	109

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/24	105	118
North East TX Independent School District GO	5.000%	8/1/21	1,160	1,188
North East TX Independent School District GO	5.000%	2/1/23	3,185	3,488
North East TX Independent School District GO	5.000%	8/1/23	500	559
North East TX Independent School District GO PUT	1.420%	8/1/21	525	528
North East TX Independent School District GO PUT	2.375%	8/1/22	7,735	7,979
North East TX Independent School District GO, Prere.	5.000%	2/1/24	5,000	5,722
North Fort Bend Water Authority Water Revenue	5.000%	12/15/21	500	521
North Fort Bend Water Authority Water Revenue	5.000%	12/15/22	885	963
North Fort Bend Water Authority Water Revenue	5.000%	12/15/23	1,415	1,602
North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	876
North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	822
North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/21	1,690	1,717
North Texas Municipal Water District Sewer Revenue	5.000%	6/1/21	1,450	1,473
North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/22	2,950	3,131
North Texas Municipal Water District Water System Water Revenue	5.250%	9/1/22	4,705	4,966
North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/23	3,070	3,373
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	1,665	1,907
North Texas Tollway Authority Highway Revenue	4.000%	1/1/22	1,000	1,035
North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	2,725	2,844
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,685	2,924
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,065	3,340
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,000	2,180
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,460	5,946
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,575	1,713
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,450	1,647
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	10,265	11,641
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,850	6,634
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	255	289
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,290	3,582
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,000	5,883
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,140	7,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northside Independent School District GO	5.000%	2/15/21	1,000	1,002
	Northside Independent School District GO PUT	1.750%	2/18/21	1,565	1,568
	Northside Independent School District GO PUT	2.000%	6/1/21	1,900	1,911
	Northside Independent School District GO PUT	2.750%	8/1/23	17,340	18,338
	Northside Independent School District GO PUT	1.600%	8/1/24	16,635	17,264
	Northside Independent School District GO PUT	0.700%	6/1/25	8,900	9,021
	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,000	15,596
[5]	Pasadena Independent School District GO VRDO	0.040%	2/4/21	33,710	33,710
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/21	2,415	2,464
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/21	1,650	1,685
	Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,725	1,777
	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,220
	Pflugerville TX GO	5.000%	8/1/23	400	446
	Pflugerville TX GO	5.000%	8/1/23	550	615
	Pflugerville TX GO	5.000%	8/1/24	765	887
	Pflugerville TX GO	5.000%	8/1/24	600	698
	Pflugerville TX GO	5.000%	8/1/25	390	469
	Pflugerville TX GO	5.000%	8/1/25	400	483
	Richardson Independent School District GO	5.000%	2/15/22	500	525
	Rockland County TX GO	5.000%	2/1/22	345	361
	Rockland County TX GO	5.000%	2/1/24	425	485
	Round Rock Independent School District GO	5.000%	8/1/24	2,425	2,832
[14]	Round Rock Independent School District GO PUT, 6.000% coupon rate effective 8/1/21	1.500%	8/1/21	3,700	3,724
	Round Rock TX GO	5.000%	8/15/22	1,120	1,204
	Round Rock TX Utility System Water Revenue	5.000%	8/1/21	1,395	1,429
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	2,000	2,052
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/21	6,000	6,000
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	6,010	6,447
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,000	2,466
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	6/1/21	34,375	34,583
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	12,500	13,082
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,365	14,019
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	1,685	1,773
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/45	11,135	11,667
[1,3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.070%	2/4/21	12,695	12,695
	San Antonio TX GO	5.000%	8/1/23	8,960	10,038
	San Antonio TX GO	5.000%	2/1/24	210	240
	San Antonio TX GO, Prere.	5.000%	8/1/21	1,000	1,025
	San Antonio TX GO, Prere.	5.000%	2/1/22	570	598
	San Antonio TX Independent School District GO	5.000%	8/15/22	1,250	1,344
	San Antonio TX Independent School District GO	5.000%	8/15/23	1,600	1,795

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Independent School District GO	5.000%	8/15/24	1,250	1,459
	San Antonio Water System Water Revenue	5.000%	5/15/24	450	510
	San Antonio Water System Water Revenue PUT	2.000%	11/1/21	6,795	6,888
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	15,190	15,667
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	8,555	9,195
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/21	500	516
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	500	538
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/21	250	257
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/23	290	320
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	125	143
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	150	181
	Spring Branch Independent School District GO	5.000%	2/1/23	1,500	1,646
	Spring Branch Independent School District GO PUT	1.550%	2/16/21	5,500	5,503
	Spring Independent School District GO	5.000%	8/15/23	625	701
	Spring Independent School District GO	5.000%	8/15/24	500	585
	Spring Independent School District GO	5.000%	8/15/25	500	607
	Spring Independent School District GO	5.000%	8/15/26	500	627
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,105	1,127
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	933
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	833
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.390%	0.430%	2/1/21	47,305	47,334
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/1/21	42,000	42,000
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/3/21	4,100	4,100
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/3/21	19,200	19,200
[3]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/4/21	6,415	6,415
[1,3]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Scott & White Healthcare Project) TOB VRDO	0.130%	2/4/21	3,900	3,900
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	3/1/22	500	526
	Temple TX Independent School District GO, Prere.	4.000%	2/1/21	1,120	1,120
	Texas A&M University College & University Revenue	5.000%	5/15/21	2,460	2,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas A&M University College & University Revenue	5.000%	5/15/21	1,755	1,780
	Texas A&M University College & University Revenue	5.000%	5/15/21	1,000	1,014
	Texas A&M University College & University Revenue	4.000%	5/15/23	2,750	2,993
	Texas A&M University College & University Revenue	5.000%	5/15/23	4,785	5,316
	Texas City TX Independent School District GO	5.000%	8/15/21	500	513
	Texas City TX Independent School District GO	5.000%	8/15/22	225	242
	Texas City TX Independent School District GO	5.000%	8/15/23	595	666
	Texas GO	5.000%	4/1/21	1,245	1,255
	Texas GO	5.000%	8/1/21	1,000	1,024
	Texas GO	5.000%	8/1/21	1,000	1,024
	Texas GO	5.000%	8/1/21	2,000	2,049
	Texas GO	5.000%	10/1/21	1,990	2,055
	Texas GO	5.000%	8/1/22	965	1,036
	Texas GO	5.000%	8/1/22	3,035	3,257
	Texas GO	5.000%	8/1/22	1,705	1,747
	Texas GO	5.000%	8/1/22	1,520	1,557
	Texas GO	5.000%	8/1/22	5,600	5,736
	Texas GO	5.000%	8/1/22	2,185	2,238
	Texas GO	5.000%	8/1/23	1,790	1,834
	Texas GO PUT	1.850%	3/1/21	900	901
	Texas GO PUT	2.250%	3/1/21	5,100	5,108
[4]	Texas GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.340%	4/1/21	151,600	151,782
	Texas GO VRDO	0.040%	2/3/21	10,765	10,765
	Texas GO VRDO	0.040%	2/3/21	2,025	2,025
	Texas GO VRDO	0.040%	2/3/21	2,160	2,160
	Texas GO VRDO	0.060%	2/3/21	23,395	23,395
	Texas GO VRDO	0.070%	2/3/21	38,150	38,150
	Texas GO VRDO	0.070%	2/3/21	9,450	9,450
	Texas GO, Prere.	5.000%	8/1/21	315	322
	Texas GO, Prere.	5.000%	8/1/21	270	276
	Texas GO, Prere.	5.000%	4/1/22	200	211
[6]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	2,000	2,076
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	1,815	2,006
[6]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	890	964
[6]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,115	1,257
[6]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,025	1,197
[6]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	950	1,144
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/21	2,500	2,500
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	2,150	2,253
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	880	964
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	1,135	1,296
	Texas State University System College & University Revenue	5.000%	3/15/21	2,250	2,263
	Texas State University System College & University Revenue	5.000%	3/15/26	750	860
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	17,030	19,219
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	1,915	2,335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	6,820	6,990
	Texas Water Development Board Water Revenue	5.000%	4/15/21	4,755	4,803
	Texas Water Development Board Water Revenue	5.000%	4/15/21	3,750	3,787
	Texas Water Development Board Water Revenue	5.000%	8/1/21	4,375	4,482
	Texas Water Development Board Water Revenue	5.000%	10/15/21	15,830	16,378
	Texas Water Development Board Water Revenue	5.000%	4/15/22	4,750	5,030
	Texas Water Development Board Water Revenue	5.000%	4/15/22	2,000	2,118
	Texas Water Development Board Water Revenue	5.000%	4/15/22	6,095	6,454
	Texas Water Development Board Water Revenue	5.000%	8/1/22	4,100	4,400
	Texas Water Development Board Water Revenue	5.000%	10/15/22	11,305	12,245
	Texas Water Development Board Water Revenue	4.000%	4/15/23	1,000	1,085
	Texas Water Development Board Water Revenue	5.000%	4/15/23	1,445	1,600
	Texas Water Development Board Water Revenue	5.000%	8/1/23	1,100	1,233
	Texas Water Development Board Water Revenue	4.000%	10/15/23	2,000	2,208
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,600	2,940
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,000	2,309
	Texas Water Development Board Water Revenue	5.000%	8/1/24	700	817
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,600	3,061
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,000	1,200
	Texas Water Development Board Water Revenue	5.000%	8/1/25	625	758
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,000	1,223
	Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,255
	Tomball Independent School District GO PUT	2.125%	8/15/21	1,000	1,010
	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,609
	Tomball Independent School District GO PUT	0.450%	8/15/23	1,390	1,392
	Travis County TX GO	2.000%	3/1/21	5,420	5,428
	Travis County TX GO	2.000%	3/1/22	5,530	5,643
[1,3]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	12,500	12,500
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/22	1,375	1,476
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/23	1,520	1,704
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,000	1,168
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/21	1,000	1,024
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/22	2,045	2,133

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/22	2,020	2,168
United TX Independent School District GO	5.000%	8/15/21	2,305	2,366
United TX Independent School District GO	5.000%	8/15/22	2,855	3,070
United TX Independent School District GO	5.000%	8/15/23	3,415	3,825
United TX Independent School District GO	4.000%	8/15/24	100	110
United TX Independent School District GO	5.000%	8/15/24	435	508
University of Texas System College & University Revenue	5.000%	8/15/21	1,880	1,930
University of Texas System College & University Revenue	5.000%	8/15/22	2,285	2,457
University of Texas System College & University Revenue	5.000%	8/15/22	970	1,043
University of Texas System College & University Revenue	5.000%	8/15/23	1,000	1,124
University of Texas System College & University Revenue VRDO	0.020%	2/4/21	4,150	4,150
Wylie Independent School District GO	0.000%	8/15/22	1,250	1,245
Wylie Independent School District GO	0.000%	8/15/23	2,230	2,212
Wylie Independent School District GO	0.000%	8/15/24	1,675	1,652
Wylie Independent School District GO	0.000%	8/15/25	1,235	1,209
				2,299,162
Utah (0.5%)
Canyons School District GO	5.000%	6/15/22	1,775	1,894
Canyons School District GO	5.000%	6/15/23	3,545	3,951
Canyons School District GO	5.000%	6/15/24	3,560	4,136
Central Utah Water Conservancy District GO	5.000%	4/1/24	4,220	4,859
Davis School District GO	5.000%	6/1/23	720	802
Granite School District Board of Education GO	5.000%	6/1/23	6,260	6,970
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/21	2,500	2,548
University of Utah College & University Revenue	5.000%	8/1/22	1,625	1,744
University of Utah College & University Revenue	5.000%	8/1/24	1,000	1,169
Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/22	32,000	33,867
Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/24	70	80
Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/24	8,330	9,677
Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	17,210	17,210
Utah GO	5.000%	7/1/22	5,000	5,345
Utah GO	5.000%	7/1/22	75	80
Utah GO	5.000%	7/1/23	5,000	5,587
Utah GO	5.000%	7/1/24	2,500	2,913
Utah GO	5.000%	7/1/25	3,000	3,637
Utah State University College & University Revenue	5.000%	12/1/23	1,010	1,143
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	5,000	5,091
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	385	410
				113,113
Vermont (0.0%)
University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/23	330	370
University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/24	450	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	585
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/21	1,040	1,074
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/22	500	541
					3,093
Virginia (2.0%)
	Alexandria VA GO	5.000%	7/1/21	1,850	1,888
	Alexandria VA GO	5.000%	7/15/21	1,985	2,029
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	444
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	311
	Arlington County VA GO, Prere.	5.000%	8/1/22	1,000	1,073
[1,3]	Arlington County VA IDA Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	22,055	22,055
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,675	65,570
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,199
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	650	683
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	115	132
	Chesterfield County VA GO	5.000%	1/1/23	2,550	2,788
	Chesterfield County VA Water & Sewer Water Revenue	5.000%	11/1/22	6,000	6,511
	Commonwealth of Virginia GO	5.000%	6/1/21	1,000	1,016
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	15,500	17,187
	Fairfax County VA GO	4.000%	10/1/21	3,840	3,940
	Fairfax County VA GO	5.000%	10/1/22	10,315	10,650
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	26,560	28,347
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,025	1,054
	Henrico County VA GO	5.000%	8/1/21	5,115	5,240
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/22	1,315	1,395
	Loudoun County Economic Development Authority Industrial Revenue VRDO	0.050%	2/3/21	19,350	19,350
	Loudoun County VA GO	5.000%	12/1/22	5,125	5,585
	Loudoun County VA GO	5.000%	12/1/23	4,670	5,087
	Loudoun County VA GO	5.000%	12/1/23	5,000	5,690
	Louisa IDA Nuclear Revenue PUT	1.800%	4/1/22	3,515	3,572
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	4,143
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,315	1,367
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	350	377
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/22	365	379
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	980	1,049
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	790	870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	655	740
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	491
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	34,520	34,520
[1]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	220	223
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	290	297
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	415	447
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	843
	Virginia Beach VA GO	5.000%	2/1/21	1,775	1,775
	Virginia Beach VA GO	5.000%	4/1/22	1,685	1,780
	Virginia Beach VA GO	5.000%	7/15/22	5,485	5,871
	Virginia Beach VA GO	5.000%	7/15/22	4,430	4,742
	Virginia Beach VA GO	5.000%	9/15/22	2,000	2,157
	Virginia Beach VA GO	5.000%	7/15/23	2,755	3,083
	Virginia Beach VA GO	5.000%	7/15/23	2,455	2,747
	Virginia Beach VA GO	5.000%	7/15/24	2,515	2,931
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/21	510	510
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/21	4,645	4,645
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/21	5,905	5,905
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	7,780	8,161
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	6,195	6,499
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	18,420	20,217
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Program)	5.000%	2/1/21	5,930	5,930
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	1,675	1,838
	Virginia College Building Authority Miscellaneous Revenue	5.000%	2/1/21	2,140	2,140
	Virginia College Building Authority Miscellaneous Revenue, ETM	5.000%	2/1/21	95	95
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/21	5,450	5,527
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/21	3,575	3,625
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/21	1,965	1,993
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,790	1,903
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,855	1,972
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	1,000	1,024
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	5,405	5,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/22	5,685	6,099
	Virginia Public School Authority Appropriations Revenue	5.000%	4/15/21	6,025	6,085
	Virginia Public School Authority Lease Revenue	5.000%	3/1/21	5,795	5,818
	Virginia Public School Authority Lease Revenue	5.000%	7/15/21	1,250	1,278
	Virginia Public School Authority Lease Revenue	5.000%	8/1/21	1,115	1,142
	Virginia Public School Authority Lease Revenue	5.000%	3/1/22	5,795	6,101
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,500	1,609
	Virginia Resources Authority Lease Revenue (Virginia Pooled Financing Program)	5.000%	11/1/21	1,580	1,638
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	215	224
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	445	500
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	383
[3]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/4/21	4,675	4,675
[1,3]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	8,585	8,585
[1,3]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	5,830	5,830
[1,3]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	3,875	3,875
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	4,375	4,489
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	4,141
					424,620
Washington (1.9%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/23	510	553
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.340%	2/16/21	14,575	14,575
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.490%	11/1/22	29,625	29,707
	Chelan County Public Utility District No 1 Water Revenue VRDO	0.040%	2/3/21	6,660	6,660
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/22	2,500	2,721
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/23	2,500	2,840
	Energy Northwest Nuclear Revenue	5.000%	7/1/22	350	374
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	300	335
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	365	424
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/22	615	642
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	9/1/23	14,000	14,585
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	9/1/25	12,095	12,886
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/21	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	129
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	226
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	148
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	1,815	2,061
	King County School District No. 414 Lake Washington GO	4.000%	12/1/21	1,420	1,466
	King County School District No. 414 Lake Washington GO	5.000%	12/1/21	1,000	1,041
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	905
	King County School District No. 414 Lake Washington GO	4.000%	12/1/23	830	920
	King County School District No. 414 Lake Washington GO	4.000%	12/1/24	950	1,087
	King County WA GO	5.000%	12/1/24	1,095	1,296
	King County WA GO VRDO	0.030%	2/3/21	25,395	25,395
	King County WA Sewer Revenue	5.000%	7/1/22	1,500	1,604
	King County WA Sewer Revenue PUT	2.600%	3/1/21	21,125	21,168
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/21	850	878
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/22	800	857
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	247
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,582
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	7/1/21	4,895	4,994
[4]	Seattle WA Municipal Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.490%	0.530%	11/1/22	50	50
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/21	1,000	1,008
[4]	Seattle WA Municipal Light & Power Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.290%	0.330%	2/18/21	24,850	24,851
	Seattle WA Municipal Light & Power Electric Power & Light Revenue, Prere.	5.000%	2/1/21	1,355	1,355
	Seattle WA Water System Water Revenue	5.000%	5/1/21	1,180	1,194
	Spokane WA Water & Wastewater Water Revenue	5.000%	12/1/22	6,435	7,009
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	799
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	710	790
[6]	University of Washington College & University Revenue	5.000%	4/1/22	2,200	2,321
[6]	University of Washington College & University Revenue	5.000%	4/1/23	2,250	2,483
[6]	University of Washington College & University Revenue	5.000%	4/1/24	2,400	2,763
[6]	University of Washington College & University Revenue	5.000%	4/1/25	1,515	1,814
	University of Washington College & University Revenue PUT	5.000%	11/1/21	11,930	12,360
	Washington COP	5.000%	7/1/21	5,010	5,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington COP	5.000%	7/1/21	2,870	2,929
	Washington COP	5.000%	7/1/23	11,790	13,150
	Washington GO	5.000%	8/1/21	12,720	13,033
	Washington GO	5.000%	8/1/21	22,540	23,095
	Washington GO	5.000%	8/1/21	1,240	1,271
	Washington GO	5.000%	2/1/22	1,500	1,574
	Washington GO	5.000%	6/1/22	5,775	5,866
[6]	Washington GO	5.000%	6/1/22	1,500	1,590
	Washington GO	5.000%	7/1/22	9,810	10,010
	Washington GO	5.000%	7/1/22	2,270	2,428
	Washington GO	5.000%	7/1/22	1,680	1,714
	Washington GO	5.000%	8/1/22	5,530	5,938
	Washington GO	5.000%	1/1/23	6,340	6,931
	Washington GO	5.000%	2/1/23	1,115	1,115
[6]	Washington GO	5.000%	6/1/23	1,500	1,661
	Washington GO	4.000%	7/1/23	450	492
	Washington GO	5.000%	7/1/23	15,950	17,043
	Washington GO	5.000%	7/1/23	13,715	14,655
	Washington GO	5.000%	7/1/23	2,215	2,473
	Washington GO	5.000%	8/1/23	9,300	10,421
	Washington GO	5.000%	1/1/24	3,675	4,189
	Washington GO	5.000%	1/1/24	4,500	5,129
[6]	Washington GO	5.000%	6/1/24	1,625	1,875
	Washington GO	5.000%	7/1/24	1,025	1,095
	Washington GO	5.000%	8/1/24	500	560
	Washington GO	5.000%	8/1/24	590	688
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,000	2,176
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	125	140
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	175
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	272
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	499
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/21	6,265	6,464
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/24	5,500	6,215
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.440%	7/1/24	500	499
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	3.500%	7/1/23	1,255	1,261
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (SAG Portfolio Projects) PUT	2.550%	7/1/21	3,125	3,155
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.050%	2/3/21	10,080	10,080
	Washington State University College & University Revenue	5.000%	10/1/21	675	697
	Washington State University College & University Revenue	5.000%	10/1/23	350	393
					399,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia (0.3%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	635	663
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,156
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,310	7,538
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	10,665
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,523
[1,3]	West Virginia Economic Development Authority Lottery Revenue TOB VRDO	0.140%	2/4/21	7,210	7,210
	West Virginia GO	5.000%	6/1/22	3,610	3,845
	West Virginia GO	5.000%	12/1/22	2,645	2,881
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,075	1,160
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,570	2,848
[3]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/4/21	14,670	14,670
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/21	2,030	2,071
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/22	2,130	2,276
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	3,675	3,795
					68,301
Wisconsin (1.0%)
[5]	Ashland WI School District GO, Prere.	3.000%	3/1/24	1,030	1,118
	DeForest WI Area School District GO	5.000%	4/1/21	550	554
	Madison WI GO	4.000%	10/1/22	8,045	8,565
	Madison WI GO	3.000%	10/1/23	8,040	8,655
	Madison WI GO	4.000%	10/1/24	7,100	8,086
	Mauston School District Miscellaneous Revenue BAN	1.500%	6/30/21	3,250	3,257
	Milwaukee WI GO	5.000%	4/1/22	150	158
	Milwaukee WI GO	5.000%	4/1/22	125	132
	Milwaukee WI GO	5.000%	2/1/23	100	109
	Milwaukee WI GO	5.000%	4/1/24	2,995	3,414
[1,3]	Milwaukee WI GO TOB VRDO	0.190%	2/4/21	7,835	7,835
	Neenah Joint School District GO	5.000%	3/1/24	2,685	3,072
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	750	769
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	750	791
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	163
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	140	155
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	310
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	430	494
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	267
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	537
	Sauk Prairie School District GO	5.000%	3/1/24	200	228
	Waukesha School District GO	3.000%	4/1/21	800	804
	Waukesha School District GO	3.000%	4/1/22	1,100	1,136
	Waukesha School District GO	3.000%	4/1/23	1,200	1,271
	Wisconsin Appropriations Revenue	5.000%	5/1/21	3,250	3,289
	Wisconsin Appropriations Revenue	5.000%	5/1/22	8,100	8,594
[1,3,5]	Wisconsin Center District WI Miscellaneous Taxes Revenue TOB VRDO	0.120%	2/4/21	8,443	8,443
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	560	599
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	9,415	10,065
	Wisconsin GO	5.000%	5/1/21	1,250	1,265
	Wisconsin GO	5.000%	11/1/21	5,025	5,210
	Wisconsin GO	5.000%	11/1/22	1,000	1,037
	Wisconsin GO	5.000%	5/1/23	1,400	1,553
	Wisconsin GO	5.000%	5/1/24	300	333
[6]	Wisconsin GO	5.000%	5/1/24	16,500	19,080
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	1,000	1,008
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,066
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	2,000	2,002
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/21	550	559
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/26/22	1,395	1,458
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/24	3,500	4,022
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.390%	2/18/21	4,000	4,000
[1,3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	5,000	5,000
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/21	5,455	5,455
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	4/15/23	305	337
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.150%	9/1/21	1,500	1,507
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.550%	3/1/21	1,950	1,955
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/21	3,250	3,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.040%	2/4/21	14,770	14,770
[1,3]	Wisconsin Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Pooled Project) TOB VRDO	0.190%	2/4/21	3,750	3,750
[1,3]	Wisconsin Public Finance Authority Lease Development College & University Revenue (KU Campus Development Corp. - CentralDistrict Development Project) TOB VRDO	0.150%	2/4/21	42,000	42,000
					204,014
Wyoming (0.0%)
[6]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	115	120
[6]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	130	141
[6]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	130	145
[6]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	130	150
[6]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	124
	Sublette County WY Industrial Revenue (ExxonMobil Project) VRDO	0.020%	2/1/21	270	270
[4]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.320%	0.360%	3/1/21	4,000	4,000
					4,950
Total Tax-Exempt Municipal Bonds (Cost $20,545,727)					20,758,205

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.4%)
Money Market Fund (3.4%)
[15]	Vanguard Municipal Cash Management Fund (Cost $737,422)	0.034%	7,373,074	737,455
Total Investments (100.5%) (Cost $21,283,149)				21,495,660
Other Assets and Liabilities—Net (-0.5%)				(115,339)
Net Assets (100%)				21,380,321
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $2,635,158,000, representing 12.3% of net assets.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2021.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Step bond.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

LOC—Scheduled principal and interest payments are guaranteed by letter of credit. Below is a summary of the entities providing such guarantees:
Entity Name	Market Value
Federal Home Loan Mortgage Corp.	$1,060,952,000
JPMorgan Chase Bank NA	508,267,000
Royal Bank Of Canada	399,334,000
Barclays Bank plc	358,715,000
Bank of America NA	335,816,000
Deutsche Bank AG	332,430,000
Morgan Stanley Bank	290,445,000
Toronto-Dominion Bank NA	259,165,000
PNC Bank NA	241,565,000
Citibank NA	163,295,000
Other	435,970,000
Total	4,385,954,000
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	20,758,205	—	20,758,205
Temporary Cash Investments	737,455	—	—	737,455
Total	737,455	20,758,205	—	21,495,660